UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2015

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

VSC-SEM

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Carriage Services, Inc.	1.6%
Burlington Stores, Inc.	1.6%
Receptos, Inc.	1.6%
Interface, Inc.	1.6%
SS&C Technologies Holdings, Inc.	1.5%
Symetra Financial Corp.	1.5%
PrivateBancorp, Inc.	1.5%
MiMedx Group, Inc.	1.4%
Aspen Technology, Inc.	1.4%
Luxoft Holding, Inc.	1.4%

Equity sectors
Financial Services	21.4%
Technology	18.3%
Health Care	13.8%
Special Products & Services	8.4%
Industrial Goods & Services	6.8%
Retailing	5.3%
Autos & Housing	4.4%
Basic Materials	4.3%
Energy	4.1%
Utilities & Communications	4.1%
Leisure	3.2%
Consumer Staples	2.9%
Transportation	2.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.52%	$1,000.00	$1,018.08	$2.60
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
Service Class	Actual	0.77%	$1,000.00	$1,016.51	$3.85
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 0.8%
Ducommun, Inc. (a)	25,146	$645,498
Moog, Inc., “A” (a)	4,494	317,636

		$963,134

Airlines – 1.4%
Hawaiian Holdings, Inc. (a)	26,822	$637,023
Republic Airways Holdings, Inc. (a)	50,347	462,185
SkyWest, Inc.	46,490	699,210

		$1,798,418

Apparel Manufacturers – 0.7%
Tumi Holdings, Inc. (a)	44,574	$914,658

Automotive – 0.1%
Cooper Tire & Rubber Co.	3,173	$107,343

Biotechnology – 2.8%
Affymetrix, Inc. (a)	103,390	$1,129,019
Macrogenics, Inc. (a)	16,555	628,593
MiMedx Group, Inc. (a)	155,579	1,803,161

		$3,560,773

Brokerage & Asset Managers – 0.1%
Investment Technology Group, Inc.	3,746	$92,901

Business Services – 4.0%
Constant Contact, Inc. (a)	7,513	$216,074
Forrester Research, Inc.	40,595	1,462,232
RE/MAX Holdings, Inc., “A”	46,969	1,667,869
Resources Connection, Inc.	104,101	1,674,985

		$5,021,160

Computer Software – 3.2%
Aspen Technology, Inc. (a)	38,807	$1,767,659
Gigamon, Inc. (a)	33,902	1,118,427
Qlik Technologies, Inc. (a)	31,927	1,116,168

		$4,002,254

Computer Software – Systems – 8.4%
Cvent, Inc. (a)	38,828	$1,000,986
EPAM Systems, Inc. (a)	21,014	1,496,827
Fleetmatics Group PLC (a)	36,688	1,718,099
Ingram Micro, Inc., “A” (a)	48,778	1,220,913
Luxoft Holding, Inc. (a)	30,610	1,730,996
NCR Corp. (a)	2,604	78,380
Premiere Global Services, Inc. (a)	53,326	548,725
Science Applications International Corp.	2,786	147,240
SciQuest, Inc. (a)	26,038	385,623
SS&C Technologies Holdings, Inc.	29,857	1,866,063
Vantiv, Inc., “A” (a)	8,774	335,079

		$10,528,931

Construction – 3.8%
Interface, Inc.	77,409	$1,939,095
Lennox International, Inc.	15,769	1,698,164

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Patrick Industries, Inc. (a)	13,162	$500,814
Pool Corp.	9,274	650,849

		$4,788,922

Consumer Services – 4.4%
ABM Industries, Inc.	9,786	$321,666
Capella Education Co.	31,005	1,664,038
Carriage Services, Inc.	83,838	2,002,051
Grand Canyon Education, Inc. (a)	24,410	1,034,984
Servicemaster Global Holdings, Inc. (a)	11,594	419,355

		$5,442,094

Containers – 0.7%
Graphic Packaging Holding Co.	24,299	$338,485
Owens-Illinois, Inc. (a)	20,963	480,891

		$819,376

Electrical Equipment – 0.2%
WESCO International, Inc. (a)	3,995	$274,217

Electronics – 3.3%
Cree, Inc. (a)	12,715	$330,971
Jabil Circuit, Inc.	38,140	812,001
MaxLinear, Inc., “A” (a)	88,000	1,064,800
Pericom Semiconductor Corp.	17,445	229,402
Photronics, Inc. (a)	22,067	209,857
Sanmina Corp. (a)	37,063	747,190
Silicon Laboratories, Inc. (a)	10,614	573,262
Vishay Intertechnology, Inc.	16,783	196,025

		$4,163,508

Energy – Independent – 3.0%
Delek U.S. Holdings, Inc.	24,934	$918,070
Gulfport Energy Corp. (a)	13,363	537,861
PBF Energy, Inc., “A”	24,047	683,416
PDC Energy, Inc. (a)	26,429	1,417,652
Peabody Energy Corp.	59,728	130,804

		$3,687,803

Food & Beverages – 2.9%
Dean Foods Co.	42,978	$694,954
Pilgrim’s Pride Corp.	29,246	671,781
Pinnacle Foods, Inc.	35,355	1,610,067
Sanderson Farms, Inc.	8,247	619,845

		$3,596,647

Food & Drug Stores – 1.3%
Fairway Group Holdings Corp. (a)	263,805	$939,146
SUPERVALU, Inc. (a)	84,467	683,338

		$1,622,484

Forest & Paper Products – 0.2%
Domtar Corp.	5,802	$240,203

4

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Furniture & Appliances – 0.5%
Select Comfort Corp. (a)	20,745	$623,802

Gaming & Lodging – 1.5%
Isle of Capri Casinos, Inc. (a)	45,982	$834,573
La Quinta Holdings, Inc. (a)	45,064	1,029,712

		$1,864,285

Health Maintenance Organizations – 1.8%
Centene Corp. (a)	13,572	$1,091,189
Health Net, Inc. (a)	2,891	185,371
Molina Healthcare, Inc. (a)	13,840	972,952

		$2,249,512

Insurance – 5.3%
Fidelity & Guaranty Life	44,534	$1,052,338
Hanover Insurance Group, Inc.	1,555	115,117
HCI Group, Inc.	19,086	843,792
Heritage Insurance Holdings, Inc. (a)	13,384	307,698
Maiden Holdings Ltd.	6,327	99,840
Safety Insurance Group, Inc.	12,272	708,217
Symetra Financial Corp.	76,631	1,852,171
Third Point Reinsurance Ltd. (a)	39,421	581,460
Validus Holdings Ltd.	25,555	1,124,164

		$6,684,797

Internet – 2.1%
DHI Group, Inc. (a)	9,372	$83,317
Shutterfly, Inc. (a)	15,326	732,736
Shutterstock, Inc. (a)	27,930	1,637,815
Web.Com Group, Inc. (a)	4,812	116,547

		$2,570,415

Machinery & Tools – 5.9%
Allison Transmission Holdings, Inc.	34,885	$1,020,735
Columbus McKinnon Corp.	55,617	1,390,425
IPG Photonics Corp. (a)	19,273	1,641,578
Kadant, Inc.	1,384	65,325
Oshkosh Corp.	27,413	1,161,763
Park-Ohio Holdings Corp.	13,024	631,143
Regal Beloit Corp.	7,510	545,151
SPX Corp.	3,508	253,944
Terex Corp.	26,472	615,474

		$7,325,538

Medical Equipment – 6.7%
Analogic Corp.	4,274	$337,219
AtriCure, Inc. (a)	61,332	1,511,220
Cardiovascular Systems, Inc. (a)	55,977	1,480,592
GenMark Diagnostics, Inc. (a)	30,997	280,833
Halyard Health, Inc. (a)	17,503	708,872
Masimo Corp. (a)	11,912	461,471
NxStage Medical, Inc. (a)	80,415	1,148,728
OraSure Technologies, Inc. (a)	249,905	1,346,988
Orthofix International N.V. (a)	22,150	733,608
STERIS Corp.	4,946	318,720
Symmetry Surgical, Inc. (a)	9,494	82,788

		$8,411,039

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.9%
Century Aluminum Co. (a)	29,391	$306,548
Olympic Steel, Inc.	35,265	615,022
Schnitzer Steel Industries, Inc., “A”	9,936	173,582

		$1,095,152

Natural Gas – Distribution – 0.1%
Atmos Energy Corp.	2,511	$128,764

Network & Telecom – 1.3%
Ixia (a)	53,562	$666,311
NeuStar, Inc., “A” (a)	10,958	320,083
Voxx International Corp. (a)	76,766	635,622

		$1,622,016

Oil Services – 1.2%
Basic Energy Services, Inc. (a)	128,074	$966,959
Frank’s International N.V.	16,607	312,876
Furmanite Corp. (a)	26,116	212,062

		$1,491,897

Other Banks & Diversified Financials – 8.9%
Assured Guaranty Ltd.	19,578	$469,676
BancorpSouth, Inc.	67,057	1,727,388
Berkshire Hills Bancorp, Inc.	12,286	349,905
Brookline Bancorp, Inc.	28,302	319,530
East West Bancorp, Inc.	9,859	441,880
First Interstate BancSystem, Inc.	44,474	1,233,709
Hilltop Holdings, Inc. (a)	23,260	560,333
Metro Bancorp, Inc.	15,127	395,420
Nelnet, Inc., “A”	16,263	704,351
PacWest Bancorp	18,336	857,391
Popular, Inc. (a)	20,599	594,487
PrivateBancorp, Inc.	46,154	1,837,852
Regional Management Corp. (a)	32,975	588,934
Western Alliance Bancorp. (a)	13,804	466,023
World Acceptance Corp. (a)	9,116	560,725

		$11,107,604

Pharmaceuticals – 2.4%
Alere, Inc. (a)	5,515	$290,916
Receptos, Inc. (a)	10,208	1,940,030
Sucampo Pharmaceuticals, Inc. (a)	45,672	750,391

		$2,981,337

Printing & Publishing – 1.1%
Quad/Graphics, Inc.	35,395	$655,161
R.R. Donnelley & Sons Co.	37,875	660,161

		$1,315,322

Real Estate – 7.1%
Ashford Hospitality Prime, REIT	9,924	$149,058
Ashford Hospitality Trust, REIT	81,422	688,830
Corporate Office Properties Trust, REIT	10,813	254,538
Gramercy Property Trust, Inc., REIT	60,777	1,420,358
Home Properties, Inc., REIT	14,036	1,025,330
Hospitality Properties Trust, REIT	6,232	179,606
Medical Properties Trust, Inc., REIT	125,028	1,639,117

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	13,307	$968,883
New Residential Investment Corp., REIT	24,633	375,407
Resource Capital Corp., REIT	25,317	97,977
RLJ Lodging Trust, REIT	12,973	386,336
Ryman Hospitality Properties, Inc., REIT	6,007	319,032
Store Capital Corp., REIT	30,282	608,668
Tanger Factory Outlet Centers, Inc., REIT	23,990	760,483

		$8,873,623

Restaurants – 0.6%
Brinker International, Inc.	5,708	$329,066
Chuy’s Holdings, Inc. (a)	2,648	70,940
Jack in the Box, Inc.	2,705	238,473
Ruby Tuesday, Inc. (a)	23,273	145,922

		$784,401

Specialty Chemicals – 2.6%
A. Schulman, Inc.	13,568	$593,193
Andersons, Inc.	16,431	640,809
Pacific Ethanol, Inc. (a)(l)	61,893	638,736
REX American Resources Corp. (a)	4,937	314,191
Trinseo S.A. (a)	37,847	1,015,813

		$3,202,742

Specialty Stores – 3.2%
American Eagle Outfitters, Inc.	41,606	$716,455
Build-A-Bear Workshop, Inc. (a)	31,831	508,978
Burlington Stores, Inc. (a)	38,538	1,973,146
Express, Inc. (a)	45,850	830,344

		$4,028,923

Telecommunications – Wireless – 0.5%
Intelsat S.A. (a)	36,688	$363,945
Telephone and Data Systems, Inc.	9,441	277,565

		$641,510

Telephone Services – 1.5%
Inteliquent, Inc.	57,498	$1,057,963
Shenandoah Telecommunications Co.	23,001	787,324

		$1,845,287

Trucking – 0.8%
Swift Transportation Co. (a)	45,597	$1,033,684

Utilities – Electric Power – 1.5%
Great Plains Energy, Inc.	17,966	$434,059
PNM Resources, Inc.	35,742	879,253
Portland General Electric Co.	17,657	585,506

		$1,898,818

Utilities – Water – 0.5%
American States Water Co.	17,623	$658,924

Total Common Stocks (Identified Cost, $105,231,915)		$124,064,218

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
OTHER BANKS & DIVERSIFIED FINANCIALS – 0.0%
Imperial Holdings, Inc. (1 share for 1 warrant) (Identified Cost, $0) (a)	10.75	11/06/14	318	$159

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)			7,342	$7,342

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.19%, at Cost and Net Asset Value (j)			257,275	$257,275

Total Investments (Identified Cost, $105,496,532)				$124,328,994

OTHER ASSETS, LESS LIABILITIES – 0.5%				626,827

NET ASSETS – 100.0%				$124,955,821

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $105,489,190)	$124,321,652
Underlying affiliated funds, at cost and value	7,342
Total investments, at value, including $259,032 of securities on loan (identified cost, $105,496,532)	$124,328,994
Receivables for
Investments sold	911,969
Fund shares sold	37,399
Interest and dividends	135,914
Other assets	757
Total assets		$125,415,033
Liabilities
Payable for fund shares reacquired	$139,076
Collateral for securities loaned, at value	257,275
Payable to affiliates
Investment adviser	2,111
Shareholder servicing costs	18
Distribution and/or service fees	1,280
Payable for independent Trustees’ compensation	62
Accrued expenses and other liabilities	59,390
Total liabilities		$459,212
Net assets		$124,955,821
Net assets consist of
Paid-in capital	$74,653,890
Unrealized appreciation (depreciation) on investments	18,832,462
Accumulated net realized gain (loss) on investments	30,316,029
Undistributed net investment income	1,153,440
Net assets		$124,955,821
Shares of beneficial interest outstanding		7,764,567

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,401,177	1,984,372	$16.33
Service Class	92,554,644	5,780,195	16.01

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$1,126,891
Interest	4,930
Dividends from underlying affiliated funds	318
Total investment income		$1,132,139
Expenses
Management fee	$258,895
Distribution and/or service fees	122,971
Shareholder servicing costs	1,942
Administrative services fee	14,996
Independent Trustees’ compensation	2,333
Custodian fee	21,264
Shareholder communications	12,230
Audit and tax fees	25,575
Legal fees	530
Miscellaneous	5,599
Total expenses		$466,335
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(4,294)
Net expenses		$462,034
Net investment income		$670,105
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$9,045,032
Change in unrealized appreciation (depreciation) on investments		$(7,353,045)
Net realized and unrealized gain (loss) on investments		$1,691,987
Change in net assets from operations		$2,362,092

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$670,105	$510,332
Net realized gain (loss) on investments	9,045,032	21,857,044
Net unrealized gain (loss) on investments	(7,353,045)	(12,934,875)
Change in net assets from operations	$2,362,092	$9,432,501
Distributions declared to shareholders
From net investment income	$—	$(1,069,864)
From net realized gain on investments	—	(24,659,608)
Total distributions declared to shareholders	$—	$(25,729,472)
Change in net assets from fund share transactions	$(12,950,335)	$(2,595,267)
Total change in net assets	$(10,588,243)	$(18,892,238)
Net assets
At beginning of period	135,544,064	154,436,302
At end of period (including undistributed net investment income of $1,153,440 and $483,335, respectively)	$124,955,821	$135,544,064

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$16.04		$18.24	$13.57	$12.42	$13.12	$10.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.11	$0.16	$0.11	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		1.16	5.91	1.68	(0.75)	2.52
Total from investment operations	$0.29		$1.26	$6.02	$1.84	$(0.64)	$2.58
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.28)	$(0.08)	$(0.06)	$(0.04)
From net realized gain on investments	—		(3.28)	(1.07)	(0.61)	—	—
Total distributions declared to shareholders	$—		$(3.46)	$(1.35)	$(0.69)	$(0.06)	$(0.04)
Net asset value, end of period (x)	$16.33		$16.04	$18.24	$13.57	$12.42	$13.12
Total return (%) (k)(r)(s)(x)	1.81	(n)	7.29	45.71	14.74	(4.87)	24.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.51	0.51	0.58	0.70	0.99
Expenses after expense reductions (f)	0.52	(a)	0.50	0.51	N/A	0.61	0.95
Net investment income	1.21	(a)(l)	0.56	0.68	1.22	0.83	0.57
Portfolio turnover	40	(n)	67	69	82	37	131
Net assets at end of period (000 omitted)	$32,401		$31,323	$33,401	$29,429	$71,405	$45,720

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.75		$17.96	$13.38	$12.26	$12.95	$10.45
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.05	$0.07	$0.15	$0.06	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		1.15	5.82	1.63	(0.72)	2.47
Total from investment operations	$0.26		$1.20	$5.89	$1.78	$(0.66)	$2.51
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.24)	$(0.05)	$(0.03)	$(0.01)
From net realized gain on investments	—		(3.28)	(1.07)	(0.61)	—	—
Total distributions declared to shareholders	$—		$(3.41)	$(1.31)	$(0.66)	$(0.03)	$(0.01)
Net asset value, end of period (x)	$16.01		$15.75	$17.96	$13.38	$12.26	$12.95
Total return (%) (k)(r)(s)(x)	1.65	(n)	7.04	45.33	14.39	(5.09)	24.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.76	0.76	0.83	0.94	1.23
Expenses after expense reductions (f)	0.77	(a)	0.75	0.76	N/A	0.85	1.20
Net investment income	0.98	(a)(l)	0.30	0.42	1.11	0.50	0.34
Portfolio turnover	40	(n)	67	69	82	37	131
Net assets at end of period (000 omitted)	$92,555		$104,221	$121,036	$114,552	$117,293	$134,958

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$123,700,273	$—	$159	$123,700,432
Luxembourg	363,945	—	—	363,945
Mutual Funds	264,617	—	—	264,617
Total Investments	$124,328,835	$—	$159	$124,328,994

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/14	$277
Change in unrealized appreciation (depreciation)	(118)
Balance as of 6/30/15	$159

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2015 is $(118). At June 30, 2015, the fund held one level 3 security.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $259,032 and a related liability of $257,275 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The value of the fund’s securities on loan net of the related collateral is $1,757 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$21,338,383
Long-term capital gains	4,391,089
Total distributions	$25,729,472

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$106,031,682
Gross appreciation	24,567,362
Gross depreciation	(6,270,050)
Net unrealized appreciation (depreciation)	$18,297,312

As of 12/31/14
Undistributed ordinary income	5,178,099
Undistributed long-term capital gain	16,793,798
Other temporary differences	9,632
Net unrealized appreciation (depreciation)	25,958,310

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$310,319	$—	$5,595,876
Service Class	—	759,545	—	19,063,732
Total	$—	$1,069,864	$—	$24,659,608

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $4,294, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015 the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $1,912, which equated to 0.0030% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $30.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0232% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $171 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $50,976,655 and $62,951,599, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	306,034	$5,096,308	164,926	$2,870,988
Service Class	81,889	1,329,321	278,229	4,786,443
	387,923	$6,425,629	443,155	$7,657,431
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	375,473	$5,906,195
Service Class	—	—	1,282,230	19,823,277
	—	$—	1,657,703	$25,729,472
Shares reacquired
Initial Class	(274,345)	$(4,525,357)	(418,741)	$(7,258,583)
Service Class	(918,696)	(14,850,607)	(1,681,322)	(28,723,587)
	(1,193,041)	$(19,375,964)	(2,100,063)	$(35,982,170)
Net change
Initial Class	31,689	$570,951	121,658	$1,518,600
Service Class	(836,807)	(13,521,286)	(120,863)	(4,113,867)
	(805,118)	$(12,950,335)	795	$(2,595,267)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $229 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	408,030	14,343,666	(14,744,354)	7,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$318	$7,342

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MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2015

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VCA-SEM

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	17.1%
MFS Limited Maturity Portfolio	12.0%
MFS Inflation-Adjusted Bond Portfolio	10.1%
MFS Government Securities Portfolio	10.1%
MFS Global Governments Portfolio	8.1%
MFS Research Series	5.9%
MFS Growth Series	5.9%
MFS Value Series	5.9%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	3.9%
MFS Research International Portfolio	3.9%
MFS Global Real Estate Portfolio	2.0%
MFS International Value Portfolio	2.0%
MFS International Growth Portfolio	1.9%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.03%	$1,000.00	$1,011.87	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,010.17	$1.40
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class	6,021,912	$60,459,992
MFS Global Real Estate Portfolio – Initial Class	1,079,189	14,817,258
MFS Government Securities Portfolio – Initial Class	5,804,205	75,570,754
MFS Growth Series – Initial Class	1,077,153	44,421,793
MFS High Yield Portfolio – Initial Class	5,987,904	37,484,277
MFS Inflation-Adjusted Bond Portfolio – Initial Class	7,453,317	75,725,705
MFS International Growth Portfolio – Initial Class	1,040,473	14,618,647
MFS International Value Portfolio – Initial Class	637,891	14,697,004
MFS Limited Maturity Portfolio – Initial Class	8,791,194	90,373,472
MFS Mid Cap Growth Series – Initial Class	3,169,681	29,636,515
MFS Mid Cap Value Portfolio – Initial Class	2,919,393	29,515,059
MFS New Discovery Series – Initial Class	415,563	7,417,792
MFS New Discovery Value Portfolio – Initial Class	656,546	7,366,450
MFS Research International Portfolio – Initial Class	1,872,034	29,203,730
MFS Research Series – Initial Class	1,491,367	44,457,660
MFS Total Return Bond Series – Initial Class	9,499,925	128,343,986
MFS Value Series – Initial Class	2,154,291	44,356,853

Total Underlying Affiliated Funds (Identified Cost, $685,678,893)		$748,466,947

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,653,916	$1,653,916

Total Investments (Identified Cost, $687,332,809)		$750,120,863

OTHER ASSETS, LESS LIABILITIES – 0.0%		271,319

NET ASSETS – 100.0%		$750,392,182

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Underlying affiliated funds, at value (identified cost, $687,332,809)	$750,120,863
Receivable for investments sold	1,052,689
Other assets	3,333
Total assets		$751,176,885
Liabilities
Payable for fund shares reacquired	$716,759
Payable to affiliates
Administrator	96
Shareholder servicing costs	74
Distribution and/or service fees	10,273
Payable for independent Trustees’ compensation	30
Accrued expenses and other liabilities	57,471
Total liabilities		$784,703
Net assets		$750,392,182
Net assets consist of
Paid-in capital	$644,140,328
Unrealized appreciation (depreciation) on investments	62,788,054
Accumulated net realized gain (loss) on investments	21,612,971
Undistributed net investment income	21,850,829
Net assets		$750,392,182
Shares of beneficial interest outstanding		62,950,500

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,679,979	224,641	$11.93
Service Class	747,712,203	62,725,859	11.92

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Dividends from underlying affiliated funds		$706
Expenses
Distribution and/or service fees	$970,192
Shareholder servicing costs	8,005
Administrative services fee	8,677
Independent Trustees’ compensation	8,307
Custodian fee	32,243
Shareholder communications	8,771
Audit and tax fees	18,719
Legal fees	3,217
Miscellaneous	10,157
Total expenses		$1,068,288
Net investment loss		$(1,067,582)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$6,657,711
Change in unrealized appreciation (depreciation) on investments		$3,083,322
Net realized and unrealized gain (loss) on investments		$9,741,033
Change in net assets from operations		$8,673,451

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income (loss)	$(1,067,582)	$11,689,917
Net realized gain (loss) on investments	6,657,711	27,646,386
Net unrealized gain (loss) on investments	3,083,322	(2,313,607)
Change in net assets from operations	$8,673,451	$37,022,696
Distributions declared to shareholders
From net investment income	$—	$(13,163,402)
From net realized gain on investments	—	(9,528,404)
Total distributions declared to shareholders	$—	$(22,691,806)
Change in net assets from fund share transactions	$(63,004,058)	$(110,269,542)
Total change in net assets	$(54,330,607)	$(95,938,652)
Net assets
At beginning of period	804,722,789	900,661,441
At end of period (including undistributed net investment income of $21,850,829 and $22,918,411, respectively)	$750,392,182	$804,722,789

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.79		$11.61	$11.80	$11.47	$11.79	$10.94
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.20	$0.11	$0.14	$0.19	$0.14
Net realized and unrealized gain (loss) on investments	0.14		0.34	0.97	0.88	(0.08)	0.94
Total from investment operations	$0.14		$0.54	$1.08	$1.02	$0.11	$1.08
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.37)	$(0.35)	$(0.17)	$(0.16)
From net realized gain on investments	—		(0.14)	(0.90)	(0.34)	(0.26)	(0.07)
Total distributions declared to shareholders	$—		$(0.36)	$(1.27)	$(0.69)	$(0.43)	$(0.23)
Net asset value, end of period (x)	$11.93		$11.79	$11.61	$11.80	$11.47	$11.79
Total return (%) (k)(r)(s)(x)	1.19	(n)	4.61	9.82	8.90	0.97	9.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.02	0.03	0.16	0.20	0.21
Expenses after expense reductions (f)(h)	N/A		0.02	0.03	N/A	N/A	0.20
Net investment income (loss) (l)	(0.02	)(a)	1.66	0.93	1.14	1.57	1.27
Portfolio turnover	0	(b)(n)	1	1	57	7	16
Net assets at end of period (000 omitted)	$2,680		$2,948	$4,167	$5,024	$5,505	$5,053

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$11.80		$11.61	$11.80	$11.46	$11.79	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.16	$0.07	$0.14	$0.18	$0.13
Net realized and unrealized gain (loss) on investments	0.14		0.36	0.98	0.86	(0.11)	0.92
Total from investment operations	$0.12		$0.52	$1.05	$1.00	$0.07	$1.05
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.34)	$(0.32)	$(0.14)	$(0.13)
From net realized gain on investments	—		(0.14)	(0.90)	(0.34)	(0.26)	(0.07)
Total distributions declared to shareholders	$—		$(0.33)	$(1.24)	$(0.66)	$(0.40)	$(0.20)
Net asset value, end of period (x)	$11.92		$11.80	$11.61	$11.80	$11.46	$11.79
Total return (%) (k)(r)(s)(x)	1.02	(n)	4.41	9.52	8.72	0.63	9.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.27	0.28	0.41	0.45	0.47
Expenses after expense reductions (f)(h)	N/A		0.27	0.28	N/A	N/A	0.45
Net investment income (loss) (l)	(0.27	)(a)	1.36	0.62	1.14	1.52	1.18
Portfolio turnover	0	(b)(n)	1	1	57	7	16
Net assets at end of period (000 omitted)	$747,712		$801,775	$896,495	$966,119	$944,392	$756,690

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(b)	Less than 0.5%.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.

10

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$750,120,863	$—	$—	$750,120,863

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$16,966,331
Long-term capital gains	5,725,475
Total distributions	$22,691,806

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$688,678,046
Gross appreciation	73,658,831
Gross depreciation	(12,216,014)
Net unrealized appreciation (depreciation)	$61,442,817

As of 12/31/14
Undistributed ordinary income	23,558,668
Undistributed long-term capital gain	15,660,240
Net unrealized appreciation (depreciation)	58,359,495

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$74,411	$—	$45,756
Service Class	—	13,088,991	—	9,482,648
Total	$—	$13,163,402	$—	$9,528,404

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $7,991, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $14.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0022% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $1,026 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of shares of underlying funds aggregated $2,966,746 and $67,207,622, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,165	$49,832	23,221	$272,495
Service Class	271,141	3,263,402	915,418	10,756,579
	275,306	$3,313,234	938,639	$11,029,074
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	10,175	$120,167
Service Class	—	—	1,909,614	22,571,639
	—	$—	1,919,789	$22,691,806
Shares reacquired
Initial Class	(29,523)	$(351,237)	(142,273)	$(1,680,225)
Service Class	(5,512,902)	(65,966,055)	(12,066,767)	(142,310,197)
	(5,542,425)	$(66,317,292)	(12,209,040)	$(143,990,422)
Net change
Initial Class	(25,358)	$(301,405)	(108,877)	$(1,287,563)
Service Class	(5,241,761)	(62,702,653)	(9,241,735)	(108,981,979)
	(5,267,119)	$(63,004,058)	(9,350,612)	$(110,269,542)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,353 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Governments Portfolio	6,109,691	62,890	(150,669)	6,021,912
MFS Global Real Estate Portfolio	1,140,219	12,587	(73,617)	1,079,189
MFS Government Securities Portfolio	6,204,941	13,839	(414,575)	5,804,205
MFS Growth Series	1,206,691	2,654	(132,192)	1,077,153
MFS High Yield Portfolio	6,601,582	13,507	(627,185)	5,987,904
MFS Inflation-Adjusted Bond Portfolio	7,784,611	53,686	(384,980)	7,453,317
MFS Institutional Money Market Portfolio	1,188,917	35,111,086	(34,646,087)	1,653,916
MFS International Growth Portfolio	1,194,780	1,006	(155,313)	1,040,473

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS International Value Portfolio	733,558	1,124	(96,791)	637,891
MFS Limited Maturity Portfolio	9,468,235	27,271	(704,312)	8,791,194
MFS Mid Cap Growth Series	3,665,069	14,105	(509,493)	3,169,681
MFS Mid Cap Value Portfolio	3,274,777	7,638	(363,022)	2,919,393
MFS New Discovery Series	492,528	2,427	(79,392)	415,563
MFS New Discovery Value Portfolio	749,889	1,147	(94,490)	656,546
MFS Research International Portfolio	2,145,122	1,167	(274,255)	1,872,034
MFS Research Series	1,647,582	5,634	(161,849)	1,491,367
MFS Total Return Bond Series	10,177,550	18,968	(696,593)	9,499,925
MFS Value Series	2,358,856	8,527	(213,092)	2,154,291

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(123,033)	$—	$—	$60,459,992
MFS Global Real Estate Portfolio	191,053	—	—	14,817,258
MFS Government Securities Portfolio	(162,355)	—	—	75,570,754
MFS Growth Series	1,494,829	—	—	44,421,793
MFS High Yield Portfolio	(12,434)	—	—	37,484,277
MFS Inflation-Adjusted Bond Portfolio	(257,861)	—	—	75,725,705
MFS Institutional Money Market Portfolio	—	—	706	1,653,916
MFS International Growth Portfolio	215,961	—	—	14,618,647
MFS International Value Portfolio	618,786	—	—	14,697,004
MFS Limited Maturity Portfolio	(35,727)	—	—	90,373,472
MFS Mid Cap Growth Series	1,115,496	—	—	29,636,515
MFS Mid Cap Value Portfolio	496,109	—	—	29,515,059
MFS New Discovery Series	2,739	—	—	7,417,792
MFS New Discovery Value Portfolio	80,365	—	—	7,366,450
MFS Research International Portfolio	528,530	—	—	29,203,730
MFS Research Series	1,377,928	—	—	44,457,660
MFS Total Return Bond Series	(299,927)	—	—	128,343,986
MFS Value Series	1,427,252	—	—	44,356,853
	$6,657,711	$—	$706	$750,120,863

15

MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

VRE-SEM

MFS® GLOBAL REAL ESTATE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	5.1%
Public Storage, Inc., REIT	4.1%
Mitsubishi Estate Co. Ltd.	3.5%
Mitsui Fudosan Co. Ltd.	3.3%
Vornado Realty Trust, REIT	3.2%
AvalonBay Communities, Inc., REIT	3.1%
Plum Creek Timber Co. Inc., REIT	2.8%
Mid-America Apartment Communities, Inc., REIT	2.8%
Unibail-Rodamco, REIT	2.7%
WP GLIMCHER, Inc., REIT	2.7%

Equity industries
Real Estate	96.3%
Telecommunications-Wireless	2.2%
Medical & Health Technology & Services	0.4%

Issuer country weightings (x)
United States	52.9%
Japan	10.8%
Hong Kong	8.8%
United Kingdom	7.6%
Singapore	4.3%
France	2.7%
Australia	2.6%
Canada	2.6%
Germany	2.2%
Other Countries	5.5%

Currency exposure weightings (y)
United States Dollar	52.9%
Japanese Yen	10.8%
Euro	9.9%
Hong Kong Dollar	8.8%
British Pound Sterling	7.6%
Singapore Dollar	4.3%
Australian Dollar	2.6%
Canadian Dollar	2.6%
Mexican Peso	0.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.95%	$1,000.00	$976.53	$4.66
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$975.27	$5.88
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.92%, $4.51 and $4.61 for Initial Class and 1.17%, $5.73 and $5.86 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Medical & Health Technology & Services – 0.4%
Capital Senior Living Corp. (a)	37,280	$913,360

Real Estate – 96.3%
Advance Residence Investment Corp., REIT	1,236	$3,028,773
Alexandria Real Estate Equities, Inc., REIT	47,651	4,167,556
Ascendas India Trust, REIT	8,239,900	5,475,525
Atrium European Real Estate Ltd.	866,057	3,988,577
AvalonBay Communities, Inc., REIT	43,315	6,924,769
Big Yellow Group PLC, REIT	486,517	4,873,304
British Land Co. PLC, REIT	175,922	2,193,372
Corporate Office Properties Trust, REIT	147,630	3,475,210
Dream Office REIT	297,802	5,851,130
EastGroup Properties, Inc., REIT	19,296	1,085,014
Equity Lifestyle Properties, Inc., REIT	115,778	6,087,607
Federal Realty Investment Trust, REIT	20,878	2,674,263
Gramercy Property Trust, Inc., REIT	117,619	2,748,756
Grand City Properties S.A.	54,830	952,056
Hang Lung Properties Ltd.	2,017,944	6,000,556
Henderson Land Development Co. Ltd.	698,346	4,779,335
Hibernia PLC, REIT	2,438,979	3,426,059
Home Properties, Inc., REIT	73,469	5,366,910
InfraREIT, Inc.	46,426	1,316,641
Kenedix Office Investment Corp., REIT	821	4,118,920
Lar Espana Real Estate Socimi S.A., REIT	350,654	3,871,736
LEG Immobilien AG	34,036	2,364,734
Link REIT	812,764	4,760,272
LondonMetric Property PLC, REIT	1,328,865	3,367,910
Mapletree Logistics Trust, REIT	5,117,800	4,293,807
Medical Properties Trust, Inc., REIT	326,741	4,283,575
Mid-America Apartment Communities, Inc., REIT	87,497	6,370,657
Mitsubishi Estate Co. Ltd.	362,069	7,799,934
Mitsui Fudosan Co. Ltd.	268,075	7,506,582
National Health Investors, Inc., REIT	37,816	2,355,937
NTT Urban Development Corp.	191,400	1,904,851
Plum Creek Timber Co. Inc., REIT	157,183	6,376,914
Prologis Property Mexico S.A. de C.V., REIT	658,319	1,105,331
Public Storage, Inc., REIT	49,568	9,138,852
Quintain Estates & Development PLC (a)	2,587,268	4,309,159
Rexford Industrial Realty, Inc., REIT	342,299	4,990,719
Shaftesbury PLC, REIT	170,974	2,331,820
Simon Property Group, Inc., REIT	66,048	11,427,625
Sino Land Co. Ltd.	2,442,000	4,082,838
Starwood Property Trust, Inc., REIT	137,024	2,955,608
TAG Immobilien AG	133,785	1,566,077
Tanger Factory Outlet Centers, Inc., REIT	149,634	4,743,398
Unibail-Rodamco, REIT	24,288	6,138,462
Urban Edge Properties, REIT	106,450	2,213,096
Ventas, Inc., REIT	94,460	5,865,021
Vornado Realty Trust, REIT	75,285	7,146,805
Westfield Corp., REIT	833,451	5,864,609

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Weyerhaeuser Co., REIT	90,859	$2,862,059
WP GLIMCHER, Inc., REIT	453,591	6,137,084

		$216,669,805

Telecommunications – Wireless – 2.2%
American Tower Corp., REIT	53,634	$5,003,516

Total Common Stocks (Identified Cost, $197,959,825)		$222,586,681

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	2,343,516	$2,343,516

Total Investments (Identified Cost, $200,303,341)		$224,930,197

OTHER ASSETS, LESS LIABILITIES – 0.0%		103,815

NET ASSETS – 100.0%		$225,034,012

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $197,959,825)	$222,586,681
Underlying affiliated funds, at cost and value	2,343,516
Total investments, at value (identified cost, $200,303,341)	$224,930,197
Foreign currency, at value (identified cost, $172,618)	171,187
Receivables for
Fund shares sold	247
Dividends	958,596
Other assets	1,189
Total assets		$226,061,416
Liabilities
Payables for
Investments purchased	$860,501
Fund shares reacquired	79,955
Payable to affiliates
Investment adviser	233
Shareholder servicing costs	23
Distribution and/or service fees	1,273
Payable for independent Trustees’ compensation	21
Accrued expenses and other liabilities	85,398
Total liabilities		$1,027,404
Net assets		$225,034,012
Net assets consist of
Paid-in capital	$204,054,770
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,617,340
Accumulated net realized gain (loss) on investments and foreign currency	(15,184,202)
Undistributed net investment income	11,546,104
Net assets		$225,034,012
Shares of beneficial interest outstanding		15,667,055

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$132,749,317	9,668,123	$13.73
Service Class	92,284,695	5,998,932	15.38

See Notes to Financial Statements

5

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$4,154,936
Dividends from underlying affiliated funds	1,222
Foreign taxes withheld	(117,900)
Total investment income		$4,038,258
Expenses
Management fee	$1,067,297
Distribution and/or service fees	122,390
Shareholder servicing costs	2,648
Administrative services fee	23,500
Independent Trustees’ compensation	4,638
Custodian fee	42,354
Shareholder communications	17,052
Audit and tax fees	26,190
Legal fees	968
Miscellaneous	6,407
Total expenses		$1,313,444
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(64,299)
Net expenses		$1,249,144
Net investment income		$2,789,114
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$6,792,220
Foreign currency	9,784
Net realized gain (loss) on investments and foreign currency		$6,802,004
Change in unrealized appreciation (depreciation)
Investments	$(14,618,880)
Translation of assets and liabilities in foreign currencies	1,585
Net unrealized gain (loss) on investments and foreign currency translation		$(14,617,295)
Net realized and unrealized gain (loss) on investments and foreign currency		$(7,815,291)
Change in net assets from operations		$(5,026,177)

See Notes to Financial Statements

6

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$2,789,114	$4,703,646
Net realized gain (loss) on investments and foreign currency	6,802,004	30,206,095
Net unrealized gain (loss) on investments and foreign currency translation	(14,617,295)	2,819,141
Change in net assets from operations	$(5,026,177)	$37,728,882
Distributions declared to shareholders
From net investment income	$—	$(5,107,056)
Change in net assets from fund share transactions	$(12,234,273)	$(55,614,359)
Total change in net assets	$(17,260,450)	$(22,992,533)
Net assets
At beginning of period	242,294,462	265,286,995
At end of period (including undistributed net investment income of $11,546,104 and $8,756,990, respectively)	$225,034,012	$242,294,462

See Notes to Financial Statements

7

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$14.06		$12.43	$12.54	$9.75	$11.44	$11.23
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.26	$0.26	$0.25	$0.21	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.51)		1.68	0.34	2.66	(1.08)	1.28
Total from investment operations	$(0.33)		$1.94	$0.60	$2.91	$(0.87)	$1.62
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.71)	$(0.12)	$(0.82)	$(1.41)
Net asset value, end of period (x)	$13.73		$14.06	$12.43	$12.54	$9.75	$11.44
Total return (%) (k)(r)(s)(x)	(2.35	)(n)	15.62	5.07	29.93	(7.59)	15.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	0.98	1.01	1.09	1.15	1.11
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	1.05	1.10	1.10
Net investment income	2.46	(a)	1.93	2.02	2.21	1.89	3.07
Portfolio turnover	17	(n)	25	34	54	27	40
Net assets at end of period (000 omitted)	$132,749		$143,090	$151,176	$147,846	$87,924	$111,981

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$15.77		$13.91	$13.94	$10.84	$12.61	$12.25
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.25	$0.26	$0.23	$0.20	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		1.88	0.38	2.96	(1.17)	1.40
Total from investment operations	$(0.39)		$2.13	$0.64	$3.19	$(0.97)	$1.74
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.67)	$(0.09)	$(0.80)	$(1.38)
Net asset value, end of period (x)	$15.38		$15.77	$13.91	$13.94	$10.84	$12.61
Total return (%) (k)(r)(s)(x)	(2.47	)(n)	15.31	4.84	29.47	(7.74)	14.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.23	1.26	1.34	1.41	1.37
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.30	1.35	1.35
Net investment income	2.20	(a)	1.67	1.78	1.88	1.60	2.80
Portfolio turnover	17	(n)	25	34	54	27	40
Net assets at end of period (000 omitted)	$92,285		$99,204	$114,111	$113,528	$117,846	$142,500

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

10

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$222,586,681	$—	$—	$222,586,681
Mutual Funds	2,343,516	—	—	2,343,516
Total Investments	$224,930,197	$—	$—	$224,930,197

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $72,106,212 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$5,107,056

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$203,726,504
Gross appreciation	26,277,785
Gross depreciation	(5,074,092)
Net unrealized appreciation (depreciation)	$21,203,693

As of 12/31/14
Undistributed ordinary income	8,495,311
Capital loss carryforwards	(18,563,043)
Other temporary differences	250,578
Net unrealized appreciation (depreciation)	35,822,573

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(18,563,043)

The availability of $18,563,043 of the capital loss carryforwards of the fund may be limited in a given year due to a change in ownership of the fund on July 31, 2013.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$3,264,522
Service Class	—	1,842,534
Total	$—	$5,107,056

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $7,862, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will terminate July 31, 2015. For the six months ended June 30, 2015, this reduction amounted to $56,437, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2015, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $2,612, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $36.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0198% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

13

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Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $311 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $40,270,769 and $47,195,798, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	161,941	$2,330,619	243,027	$3,192,041
Service Class	272,250	4,316,628	40,927	616,509
	434,191	$6,647,247	283,954	$3,808,550
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	234,184	$3,264,522
Service Class	—	—	117,734	1,842,534
	—	$—	351,918	$5,107,056
Shares reacquired
Initial Class	(672,363)	$(9,776,034)	(2,462,450)	$(33,387,021)
Service Class	(564,043)	(9,105,486)	(2,072,905)	(31,142,944)
	(1,236,406)	$(18,881,520)	(4,535,355)	$(64,529,965)
Net change
Initial Class	(510,422)	$(7,445,415)	(1,985,239)	$(26,930,458)
Service Class	(291,793)	(4,788,858)	(1,914,244)	(28,683,901)
	(802,215)	$(12,234,273)	(3,899,483)	$(55,614,359)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 26%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $409 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

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Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,745,202	31,641,063	(34,042,749)	2,343,516

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,222	$2,343,516

15

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VGA-SEM

MFS® GROWTH ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Growth Series	11.0%
MFS Value Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Growth Series	9.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Research International Portfolio	8.9%
MFS Inflation-Adjusted Bond Portfolio	5.1%
MFS Total Return Bond Series	5.1%
MFS High Yield Portfolio	5.0%
MFS International Value Portfolio	5.0%
MFS International Growth Portfolio	4.9%
MFS Global Real Estate Portfolio	4.9%
MFS Global Governments Portfolio	4.0%
MFS Limited Maturity Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.03%	$1,000.00	$1,029.79	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,029.01	$1.41
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	380,693	$5,146,963
MFS Global Governments Portfolio – Initial Class	2,084,829	20,931,686
MFS Global Real Estate Portfolio – Initial Class	1,863,204	25,581,785
MFS Growth Series – Initial Class	1,387,108	57,204,320
MFS High Yield Portfolio – Initial Class	4,176,739	26,146,388
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,586,115	26,274,924
MFS International Growth Portfolio – Initial Class	1,829,498	25,704,441
MFS International Value Portfolio – Initial Class	1,119,605	25,795,693
MFS Limited Maturity Portfolio – Initial Class	1,020,792	10,493,745
MFS Mid Cap Growth Series – Initial Class	5,007,388	46,819,074
MFS Mid Cap Value Portfolio – Initial Class	4,611,749	46,624,777
MFS New Discovery Series – Initial Class	583,956	10,423,609
MFS New Discovery Value Portfolio – Initial Class	923,051	10,356,627
MFS Research International Portfolio – Initial Class	2,963,102	46,224,386
MFS Research Series – Initial Class	1,744,427	52,001,383
MFS Total Return Bond Series – Initial Class	1,939,737	26,205,846
MFS Value Series – Initial Class	2,773,196	57,100,100

Total Underlying Affiliated Funds (Identified Cost, $422,215,663)		$519,035,747

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	133,402	$133,402

Total Investments (Identified Cost, $422,349,065)		$519,169,149

OTHER ASSETS, LESS LIABILITIES – 0.0%		211,307

NET ASSETS – 100.0%		$519,380,456

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Underlying affiliated funds, at value (identified cost, $422,349,065)	$519,169,149
Receivable for investments sold	1,023,479
Other assets	2,403
Total assets		$520,195,031
Liabilities
Payable for fund shares reacquired	$760,248
Payable to affiliates
Administrator	96
Shareholder servicing costs	55
Distribution and/or service fees	7,129
Payable for independent Trustees’ compensation	50
Accrued expenses and other liabilities	46,997
Total liabilities		$814,575
Net assets		$519,380,456
Net assets consist of
Paid-in capital	$372,858,784
Unrealized appreciation (depreciation) on investments	96,820,084
Accumulated net realized gain (loss) on investments	28,933,632
Undistributed net investment income	20,767,956
Net assets		$519,380,456
Shares of beneficial interest outstanding		40,683,647

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,109,782	243,156	$12.79
Service Class	516,270,674	40,440,491	12.77

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Dividends from underlying affiliated funds		$87
Expenses
Distribution and/or service fees	$665,018
Shareholder servicing costs	5,763
Administrative services fee	8,677
Independent Trustees’ compensation	8,079
Custodian fee	22,878
Shareholder communications	6,122
Audit and tax fees	18,707
Legal fees	2,197
Miscellaneous	8,854
Total expenses		$746,295
Fees paid indirectly	(1)
Net expenses		$746,294
Net investment loss		$(746,207)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$6,450,626
Change in unrealized appreciation (depreciation) on investments		$9,825,149
Net realized and unrealized gain (loss) on investments		$16,275,775
Change in net assets from operations		$15,529,568

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income (loss)	$(746,207)	$5,874,491
Net realized gain (loss) on investments	6,450,626	39,059,520
Net unrealized gain (loss) on investments	9,825,149	(16,027,525)
Change in net assets from operations	$15,529,568	$28,906,486
Distributions declared to shareholders
From net investment income	$—	$(8,241,333)
From net realized gain on investments	—	(9,859,000)
Total distributions declared to shareholders	$—	$(18,100,333)
Change in net assets from fund share transactions	$(37,252,141)	$(91,527,582)
Total change in net assets	$(21,722,573)	$(80,721,429)
Net assets
At beginning of period	541,103,029	621,824,458
At end of period (including undistributed net investment income of $20,767,956 and $21,514,163, respectively)	$519,380,456	$541,103,029

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.42		$12.19	$11.22	$10.70	$12.47	$11.25
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.16	$0.12	$0.26	$0.16	$0.18
Net realized and unrealized gain (loss) on investments	0.37		0.50	2.28	1.11	(0.64)	1.34
Total from investment operations	$0.37		$0.66	$2.40	$1.37	$(0.48)	$1.52
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.32)	$(0.30)	$(0.23)	$(0.18)
From net realized gain on investments	—		(0.22)	(1.11)	(0.55)	(1.06)	(0.12)
Total distributions declared to shareholders	$—		$(0.43)	$(1.43)	$(0.85)	$(1.29)	$(0.30)
Net asset value, end of period (x)	$12.79		$12.42	$12.19	$11.22	$10.70	$12.47
Total return (%) (k)(r)(s)(x)	2.98	(n)	5.39	22.56	12.78	(3.66)	13.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	0.03	0.18	0.21	0.22
Expenses after expense reductions (f)(h)	N/A		0.03	0.03	N/A	0.21	0.20
Net investment income (loss) (l)	(0.03	)(a)	1.29	0.98	2.31	1.34	1.54
Portfolio turnover	1	(n)	1	4	72	16	38
Net assets at end of period (000 omitted)	$3,110		$2,939	$2,858	$2,971	$2,143	$1,616

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$12.41		$12.19	$11.21	$10.70	$12.47	$11.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.12	$0.08	$0.18	$0.10	$0.12
Net realized and unrealized gain (loss) on investments	0.38		0.50	2.30	1.15	(0.61)	1.38
Total from investment operations	$0.36		$0.62	$2.38	$1.33	$(0.51)	$1.50
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.29)	$(0.27)	$(0.20)	$(0.15)
From net realized gain on investments	—		(0.22)	(1.11)	(0.55)	(1.06)	(0.12)
Total distributions declared to shareholders	$—		$(0.40)	$(1.40)	$(0.82)	$(1.26)	$(0.27)
Net asset value, end of period (x)	$12.77		$12.41	$12.19	$11.21	$10.70	$12.47
Total return (%) (k)(r)(s)(x)	2.90	(n)	5.04	22.38	12.40	(3.90)	13.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.28	0.43	0.46	0.47
Expenses after expense reductions (f)(h)	N/A		0.28	0.28	N/A	0.45	0.45
Net investment income (loss) (l)	(0.28	)(a)	1.00	0.71	1.59	0.86	1.03
Portfolio turnover	1	(n)	1	4	72	16	38
Net assets at end of period (000 omitted)	$516,271		$538,164	$618,967	$559,969	$546,019	$588,923

See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$519,169,149	$—	$—	$519,169,149

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$10,447,293
Long-term capital gains	7,653,040
Total distributions	$18,100,333

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$423,457,851
Gross appreciation	99,089,770
Gross depreciation	(3,378,472)
Net unrealized appreciation (depreciation)	$95,711,298

As of 12/31/14
Undistributed ordinary income	22,430,468
Undistributed long-term capital gain	22,675,488
Net unrealized appreciation (depreciation)	85,886,148

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$50,294	$—	$50,996
Service Class	—	8,191,039	—	9,808,004
Total	$—	$8,241,333	$—	$9,859,000

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $5,749, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $14.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0032% the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $695 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of shares of underlying funds aggregated $3,417,122 and $41,538,336, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,303	$210,518	22,896	$282,675
Service Class	278,569	3,585,880	631,045	7,699,626
	294,872	$3,796,398	653,941	$7,982,301
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	8,142	$101,290
Service Class	—	—	1,446,868	17,999,043
	—	$—	1,455,010	$18,100,333
Shares reacquired
Initial Class	(9,781)	$(124,968)	(28,789)	$(355,588)
Service Class	(3,197,294)	(40,923,571)	(9,514,366)	(117,254,628)
	(3,207,075)	$(41,048,539)	(9,543,155)	$(117,610,216)
Net change
Initial Class	6,522	$85,550	2,249	$28,377
Service Class	(2,918,725)	(37,337,691)	(7,436,453)	(91,555,959)
	(2,912,203)	$(37,252,141)	(7,434,204)	$(91,527,582)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $917 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	382,048	8,137	(9,492)	380,693
MFS Global Governments Portfolio	2,033,298	78,085	(26,554)	2,084,829
MFS Global Real Estate Portfolio	1,930,951	38,839	(106,586)	1,863,204
MFS Growth Series	1,502,382	1,305	(116,579)	1,387,108
MFS High Yield Portfolio	4,452,046	15,102	(290,409)	4,176,739

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Inflation-Adjusted Bond Portfolio	2,577,297	50,281	(41,463)	2,586,115
MFS Institutional Money Market Portfolio	79,898	12,915,149	(12,861,645)	133,402
MFS International Growth Portfolio	2,037,206	1,509	(209,217)	1,829,498
MFS International Value Portfolio	1,243,253	440	(124,088)	1,119,605
MFS Limited Maturity Portfolio	1,051,186	17,090	(47,484)	1,020,792
MFS Mid Cap Growth Series	5,596,692	10,743	(600,047)	5,007,388
MFS Mid Cap Value Portfolio	5,003,638	12,738	(404,627)	4,611,749
MFS New Discovery Series	668,782	1,795	(86,621)	583,956
MFS New Discovery Value Portfolio	1,018,510	1,769	(97,228)	923,051
MFS Research International Portfolio	3,301,572	6,656	(345,126)	2,963,102
MFS Research Series	1,865,594	4,108	(125,275)	1,744,427
MFS Total Return Bond Series	1,996,160	24,493	(80,916)	1,939,737
MFS Value Series	2,934,865	11,970	(173,639)	2,773,196

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$(3,662)	$—	$—	$5,146,963
MFS Global Governments Portfolio	(22,669)	—	—	20,931,686
MFS Global Real Estate Portfolio	268,084	—	—	25,581,785
MFS Growth Series	1,295,309	—	—	57,204,320
MFS High Yield Portfolio	38,069	—	—	26,146,388
MFS Inflation-Adjusted Bond Portfolio	(37,556)	—	—	26,274,924
MFS Institutional Money Market Portfolio	—	—	87	133,402
MFS International Growth Portfolio	214,504	—	—	25,704,441
MFS International Value Portfolio	777,306	—	—	25,795,693
MFS Limited Maturity Portfolio	(293)	—	—	10,493,745
MFS Mid Cap Growth Series	1,344,378	—	—	46,819,074
MFS Mid Cap Value Portfolio	452,256	—	—	46,624,777
MFS New Discovery Series	(63,015)	—	—	10,423,609
MFS New Discovery Value Portfolio	23,508	—	—	10,356,627
MFS Research International Portfolio	654,725	—	—	46,224,386
MFS Research Series	748,001	—	—	52,001,383
MFS Total Return Bond Series	(38,476)	—	—	26,205,846
MFS Value Series	800,157	—	—	57,100,100
	$6,450,626	$—	$87	$519,169,149

15

MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

VIA-SEM

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	54.9%
U.S. Treasury Securities	42.0%

Composition including fixed income credit quality (a)(i)
AAA	11.1%
AA	33.1%
A	5.2%
BBB	5.5%
U.S. Government	42.0%
Cash & Other	3.1%

Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	13.6 yrs.

Issuer country weightings (i)(x)
United States	45.1%
United Kingdom	24.2%
France	7.8%
Japan	5.2%
Germany	4.2%
Italy	3.6%
Sweden	2.5%
Australia	1.9%
Spain	1.9%
Other Countries	3.6%

Currency exposure weightings (i)(y)
United States Dollar	44.0%
British Pound Sterling	30.8%
Euro	19.8%
Japanese Yen	2.3%
Canadian Dollar	1.8%
Swedish Krona	1.0%
Australian Dollar	0.6%
Danish Krone	0.3%
New Zealand Dollar	(0.6)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.55%	$1,000.00	$984.50	$2.71
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
Service Class	Actual	0.80%	$1,000.00	$984.38	$3.94
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 96.5%
International Market Sovereign – 54.6%
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.35%, 9/15/35	EUR	2,755,400	$3,431,880
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.35%, 9/15/19	EUR	1,664,040	2,007,833
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.6%, 9/15/23	EUR	4,004,455	5,013,035
Buoni Poliennali del Tesoro, Inflation Linked Bond, 3.1%, 9/15/26	EUR	1,753,571	2,300,215
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.55%, 9/15/41	EUR	1,480,795	1,857,156
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/22	AUD	5,660,160	4,595,514
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/25	AUD	2,747,948	2,590,545
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/35	AUD	835,120	732,621
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 4/15/16	EUR	5,957,492	6,688,730
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 4/15/20	EUR	4,063,217	5,100,187
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/23	EUR	3,216,746	3,822,697
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/30	EUR	1,012,630	1,270,837
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/21	CAD	1,974,791	2,082,211
Government of Canada, Inflation Linked Bond, 4%, 12/01/31	CAD	870,036	1,106,576
Government of Canada, Inflation Linked Bond, 3%, 12/01/36	CAD	857,738	1,044,669
Government of Canada, Inflation Linked Bond, 2%, 12/01/41	CAD	2,962,702	3,237,457
Government of France, Inflation Linked Bond, 1.1%, 7/25/22	EUR	5,218,032	6,515,958
Government of France, Inflation Linked Bond, 1.8%, 7/25/40	EUR	1,813,398	2,746,028
Government of France, Inflation Linked Bond, 1.3%, 7/25/19	EUR	1,416,018	1,727,340
Government of France, Inflation Linked Bond, 2.25%, 7/25/20	EUR	4,058,706	5,243,645
Government of France, Inflation Linked Bond, 2.1%, 7/25/23	EUR	3,029,730	4,092,954
Government of France, Inflation Linked Bond, 3.4%, 7/25/29	EUR	3,966,322	6,571,615
Government of France, Inflation Linked Bond, 3.15%, 7/25/32	EUR	2,476,801	4,193,637
Government of Japan, Inflation Linked Bond, 1%, 6/10/16	JPY	336,050,000	2,884,371
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/17	JPY	772,500,000	6,905,065
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/18	JPY	204,400,000	1,853,771

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of Japan, Inflation Linked Bond, 1.4%, 6/10/18	JPY	511,500,000	$4,641,052
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/23	JPY	567,600,000	4,952,963
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/25	NZD	2,572,750	1,733,769
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/30	NZD	3,578,400	2,678,324
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/23	DKK	17,743,410	2,776,360
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/19	EUR	1,505,250	1,697,124
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/24	EUR	4,666,275	5,520,486
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/30	EUR	500,370	517,561
Kingdom of Sweden, Inflation Linked Bond, 0.25%, 6/01/22	SEK	15,090,594	1,944,852
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/20	SEK	29,821,111	4,564,665
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/28	SEK	18,334,895	3,347,590
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/24	GBP	3,553,725	7,192,310
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/30	GBP	1,613,774	4,412,442
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/44	GBP	1,516,571	2,977,924
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 11/22/22	GBP	752,706	1,436,494
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/27	GBP	2,880,896	5,679,535
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/29	GBP	2,718,873	4,758,186
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/32	GBP	3,024,020	6,496,143
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/34	GBP	1,666,455	3,364,404
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/35	GBP	2,575,443	6,256,931
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/37	GBP	2,710,841	6,152,290
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/40	GBP	2,690,542	5,713,063
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/42	GBP	3,642,960	7,996,143
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/47	GBP	2,369,316	5,676,768
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/50	GBP	3,121,638	7,245,969
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/52	GBP	1,385,670	3,057,054

4

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/55	GBP	2,200,112	$6,732,016
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/58	GBP	1,260,325	2,858,344
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/62	GBP	2,345,557	6,143,767
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/68	GBP	1,637,685	4,184,044

			$222,325,120

U.S. Treasury Inflation Protected Securities – 41.9%
U.S. Treasury Bonds, 0.125%, 7/15/24		$4,942,293	$4,819,892
U.S. Treasury Bonds, 0.25%, 1/15/25		7,395,005	7,253,457
U.S. Treasury Bonds, 0.75%, 2/15/45		1,507,125	1,376,665
U.S. Treasury Bonds, 0.125%, 4/15/17		6,137,637	6,221,073
U.S. Treasury Bonds, 1.625%, 1/15/18		3,272,914	3,458,295
U.S. Treasury Bonds, 0.125%, 4/15/20		3,030,990	3,055,380
U.S. Treasury Bonds, 1.125%, 1/15/21		6,107,682	6,460,303
U.S. Treasury Bonds, 0.375%, 7/15/23		7,552,916	7,580,061
U.S. Treasury Bonds, 0.625%, 1/15/24		9,766,944	9,933,285
U.S. Treasury Bonds, 2.375%, 1/15/25		4,078,112	4,797,516
U.S. Treasury Bonds, 2%, 1/15/26		5,060,337	5,809,110
U.S. Treasury Bonds, 2.375%, 1/15/27		1,829,066	2,188,448
U.S. Treasury Bonds, 1.75%, 1/15/28		3,385,851	3,835,533
U.S. Treasury Bonds, 3.625%, 4/15/28		1,334,110	1,817,725
U.S. Treasury Bonds, 2.5%, 1/15/29		3,091,110	3,809,552
U.S. Treasury Bonds, 3.875%, 4/15/29		3,097,223	4,386,925
U.S. Treasury Bonds, 3.375%, 4/15/32		949,060	1,337,879
U.S. Treasury Bonds, 2.125%, 2/15/40		2,706,000	3,332,395
U.S. Treasury Bonds, 2.125%, 2/15/41		4,394,027	5,450,312
U.S. Treasury Bonds, 0.75%, 2/15/42		4,102,459	3,770,095
U.S. Treasury Bonds, 0.625%, 2/15/43		2,756,932	2,444,191
U.S. Treasury Bonds, 1.375%, 2/15/44		4,310,497	4,601,455
U.S. Treasury Notes, 2.625%, 7/15/17		1,986,349	2,131,446
U.S. Treasury Notes, 0.125%, 4/15/18		6,507,604	6,609,793
U.S. Treasury Notes, 1.375%, 7/15/18		3,291,570	3,490,865
U.S. Treasury Notes, 2.125%, 1/15/19		2,256,896	2,457,372
U.S. Treasury Notes, 0.125%, 4/15/19		8,077,840	8,182,602
U.S. Treasury Notes, 1.875%, 7/15/19		2,216,200	2,415,139

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 1.375%, 1/15/20	$10,688,458	$11,426,625
U.S. Treasury Notes, 1.25%, 7/15/20	6,072,129	6,497,178
U.S. Treasury Notes, 0.625%, 7/15/21	3,147,180	3,248,482
U.S. Treasury Notes, 0.125%, 1/15/22	8,029,333	7,957,198
U.S. Treasury Notes, 0.125%, 7/15/22	10,004,635	9,928,820
U.S. Treasury Notes, 0.125%, 1/15/23	8,366,295	8,218,580

		$170,303,647

Total Bonds (Identified Cost, $398,136,224)		$392,628,767

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	8,965,157	$8,965,157

Total Investments (Identified Cost, $407,101,381)		$401,593,924

OTHER ASSETS, LESS LIABILITIES – 1.3%		5,229,468

NET ASSETS – 100.0%		$406,823,392

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/15

Forward Foreign Currency Exchange Contracts at 6/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Asset Derivatives
SELL	AUD	Morgan Stanley Capital Services, Inc.	979,000	7/10/15	$ 757,084	$755,003	$2,081
BUY	CAD	Merrill Lynch International	2,406,234	7/10/15	1,920,731	1,926,319	5,588
SELL	CAD	Goldman Sachs International	5,655,083	7/10/15	4,596,356	4,527,196	69,160
SELL	CAD	Morgan Stanley Capital Services, Inc.	2,807,000	7/10/15	2,247,798	2,247,154	644
BUY	EUR	Barclays Bank PLC	3,398,854	7/10/15	3,591,295	3,789,633	198,338
BUY	EUR	Deutsche Bank AG	29,283,000	7/10/15	31,612,463	32,649,771	1,037,308
BUY	EUR	Goldman Sachs International	784,000	7/10/15	853,946	874,139	20,193

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/15 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Asset Derivatives – continued
SELL	EUR	Goldman Sachs International	5,014,000	7/10/15	$5,605,363	$5,590,477	$14,886
SELL	EUR	Morgan Stanley Capital Services, Inc.	3,350,392	7/10/15	3,736,827	3,735,598	1,229
BUY	GBP	Barclays Bank PLC	13,248,350	7/10/15	19,704,469	20,815,271	1,110,802
BUY	GBP	Deutsche Bank AG	2,179,000	7/10/15	3,368,198	3,423,557	55,359
BUY	GBP	Goldman Sachs International	7,038,469	7/10/15	10,725,171	11,058,558	333,387
BUY	GBP	Merrill Lynch International	14,270,713	7/10/15	21,256,597	22,421,566	1,164,969
BUY	GBP	Morgan Stanley Capital Services, Inc.	1,632,004	7/10/15	2,453,362	2,564,139	110,777
SELL	GBP	Goldman Sachs International	310,845	7/10/15	488,975	488,387	588
BUY	JPY	Deutsche Bank AG	501,916,000	7/10/15	4,090,523	4,101,500	10,977
BUY	JPY	Goldman Sachs International	327,210,000	7/10/15	2,665,723	2,673,857	8,134
SELL	JPY	Deutsche Bank AG	1,613,498,944	7/10/15	13,422,447	13,185,005	237,442
SELL	JPY	Goldman Sachs International	146,254,000	7/10/15	1,228,878	1,195,142	33,736
SELL	JPY	Morgan Stanley Capital Services, Inc.	250,608,000	7/10/15	2,062,870	2,047,890	14,980
SELL	NZD	Goldman Sachs International	5,422,000	7/10/15	3,806,270	3,671,620	134,650
SELL	NZD	Westpac Banking Corp.	4,653,518	7/10/15	3,489,696	3,151,226	338,470
BUY	SEK	Deutsche Bank AG	32,451,751	7/10/15	3,868,458	3,915,203	46,745

							$4,950,443

Liability Derivatives
BUY	AUD	Morgan Stanley Capital Services, Inc.	2,648,000	7/10/15	$2,068,525	$2,042,134	$(26,391)
SELL	AUD	Merrill Lynch International	5,028,000	7/10/15	3,821,436	3,877,586	(56,150)
SELL	AUD	Westpac Banking Corp.	3,775,631	7/10/15	2,873,550	2,911,761	(38,211)
BUY	CAD	Goldman Sachs International	2,713,000	7/10/15	2,179,865	2,171,902	(7,963)
BUY	CAD	JPMorgan Chase Bank N.A.	3,214,359	7/10/15	2,673,304	2,573,266	(100,038)
BUY	CAD	Morgan Stanley Capital Services, Inc.	2,499,000	7/10/15	2,044,177	2,000,583	(43,594)
SELL	CAD	Goldman Sachs International	157,000	7/10/15	124,531	125,687	(1,156)
SELL	CAD	Merrill Lynch International	2,567,000	7/10/15	2,047,237	2,055,021	(7,784)
SELL	DKK	JPMorgan Chase Bank N.A.	10,187,130	7/10/15	1,483,296	1,522,629	(39,333)
SELL	DKK	UBS AG	1,767,000	7/10/15	250,750	264,106	(13,356)
BUY	EUR	Barclays Bank PLC	1,012,000	7/10/15	1,155,002	1,128,353	(26,649)
BUY	EUR	Goldman Sachs International	2,070,765	7/10/15	2,348,548	2,308,849	(39,699)
BUY	EUR	Merrill Lynch International	2,803,229	7/10/15	3,131,574	3,125,527	(6,047)
BUY	EUR	Royal Bank of Scotland Group PLC	3,635,000	7/10/15	4,077,845	4,052,929	(24,916)
SELL	EUR	Deutsche Bank AG	1,971,000	7/10/15	2,086,459	2,197,613	(111,154)
SELL	EUR	Goldman Sachs International	10,288,372	7/10/15	11,098,136	11,471,263	(373,127)
SELL	EUR	JPMorgan Chase Bank N.A.	13,735,692	7/10/15	14,920,535	15,314,934	(394,399)
BUY	GBP	Goldman Sachs International	1,275,362	7/10/15	2,008,882	2,003,796	(5,086)
SELL	GBP	Barclays Bank PLC	10,781,000	7/10/15	16,091,343	16,938,671	(847,328)
SELL	GBP	Goldman Sachs International	11,102,545	7/10/15	16,866,627	17,443,870	(577,243)
SELL	GBP	Merrill Lynch International	442,000	7/10/15	670,339	694,453	(24,114)
SELL	JPY	Morgan Stanley Capital Services, Inc.	256,237,000	7/10/15	2,062,307	2,093,888	(31,581)
SELL	SEK	Credit Suisse Group	2,825,000	7/10/15	327,358	340,827	(13,469)
SELL	SEK	Deutsche Bank AG	4,731,000	7/10/15	548,103	570,780	(22,677)
SELL	SEK	Goldman Sachs International	74,065,813	7/10/15	8,726,080	8,935,810	(209,730)

							$(3,041,195)

At June 30, 2015, the fund had cash collateral of $540,000 to cover any commitments for certain derivative contracts.

Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

6

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $398,136,224)	$392,628,767
Underlying affiliated funds, at cost and value	8,965,157
Total investments, at value (identified cost, $407,101,381)	$401,593,924
Restricted cash	540,000
Receivables for
Forward foreign currency exchange contracts	4,950,443
Investments sold	2,009,001
Interest	1,744,595
Other assets	1,909
Total assets		$410,839,872
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,041,195
Fund shares reacquired	900,980
Payable to affiliates
Investment adviser	8,871
Shareholder servicing costs	31
Distribution and/or service fees	2,743
Payable for independent Trustees’ compensation	54
Accrued expenses and other liabilities	62,606
Total liabilities		$4,016,480
Net assets		$406,823,392
Net assets consist of
Paid-in capital	$417,716,531
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,633,062)
Accumulated net realized gain (loss) on investments and foreign currency	(6,849,914)
Accumulated net investment loss	(410,163)
Net assets		$406,823,392
Shares of beneficial interest outstanding		40,199,576

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$205,802,369	20,249,098	$10.16
Service Class	201,021,023	19,950,478	10.08

See Notes to Financial Statements

7

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Income
Interest	$260,360
Dividends from underlying affiliated funds	21,847
Total investment income		$282,207
Expenses
Management fee	$1,038,073
Distribution and/or service fees	258,774
Shareholder servicing costs	3,347
Administrative services fee	37,572
Independent Trustees’ compensation	4,925
Custodian fee	35,633
Shareholder communications	10,865
Audit and tax fees	20,645
Legal fees	1,755
Miscellaneous	8,282
Total expenses		$1,419,871
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(13,774)
Net expenses		$1,406,096
Net investment loss		$(1,123,889)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,442,420
Futures contracts	53,595
Foreign currency	1,077,886
Net realized gain (loss) on investments and foreign currency		$3,573,901
Change in unrealized appreciation (depreciation)
Investments	$(9,314,199)
Translation of assets and liabilities in foreign currencies	321,779
Net unrealized gain (loss) on investments and foreign currency translation		$(8,992,420)
Net realized and unrealized gain (loss) on investments and foreign currency		$(5,418,519)
Change in net assets from operations		$(6,542,408)

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income (loss)	$(1,123,889)	$2,810,952
Net realized gain (loss) on investments and foreign currency	3,573,901	(1,808,103)
Net unrealized gain (loss) on investments and foreign currency translation	(8,992,420)	16,092,747
Change in net assets from operations	$(6,542,408)	$17,095,596
Distributions declared to shareholders
From net investment income	$—	$(3,430,180)
Change in net assets from fund share transactions	$(18,065,983)	$(61,164,878)
Total change in net assets	$(24,608,391)	$(47,499,462)
Net assets
At beginning of period	431,431,783	478,931,245
At end of period (including accumulated net investment loss of $410,163 and undistributed net investment income of $713,726, respectively)	$406,823,392	$431,431,783

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013		2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.32		$10.04	$11.29		$11.34	$10.64	$10.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.08	$0.02		$0.10	$0.25	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.14)		0.29	(0.61)		0.76	1.00	0.40
Total from investment operations	$(0.16)		$0.37	$(0.59)		$0.86	$1.25	$0.54
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$—		$(0.10)	$(0.26)	$(0.14)
From net realized gain on investments	—		—	(0.66)		(0.81)	(0.29)	(0.10)
Total distributions declared to shareholders	$—		$(0.09)	$(0.66)		$(0.91)	$(0.55)	$(0.24)
Net asset value, end of period (x)	$10.16		$10.32	$10.04		$11.29	$11.34	$10.64
Total return (%) (k)(r)(s)(x)	(1.55	)(n)	3.71	(5.07)		7.74	11.90	5.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.55	0.56		0.65	0.66	0.66
Expenses after expense reductions (f)	0.55	(a)	0.54	0.56		N/A	0.65	0.65
Net investment income (loss)	(0.40	)(a)(l)	0.72	0.22		0.87	2.23	1.34
Portfolio turnover	18	(n)	24	51		520	430	388
Net assets at end of period (000 omitted)	$205,802		$214,183	$230,805		$227,553	$264,474	$217,591

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013		2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.24		$9.96	$11.23		$11.31	$10.61	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.05	$(0.00	)(w)	$0.07	$0.20	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.29	(0.61)		0.75	1.03	0.38
Total from investment operations	$(0.16)		$0.34	$(0.61)		$0.82	$1.23	$0.50
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$—		$(0.09)	$(0.24)	$(0.11)
From net realized gain on investments	—		—	(0.66)		(0.81)	(0.29)	(0.10)
Total distributions declared to shareholders	$—		$(0.06)	$(0.66)		$(0.90)	$(0.53)	$(0.21)
Net asset value, end of period (x)	$10.08		$10.24	$9.96		$11.23	$11.31	$10.61
Total return (%) (k)(r)(s)(x)	(1.56	)(n)	3.43	(5.28)		7.42	11.70	4.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.80	0.81		0.90	0.91	0.91
Expenses after expense reductions (f)	0.80	(a)	0.79	0.81		N/A	0.90	0.90
Net investment income (loss)	(0.68	)(a)(l)	0.46	(0.00	)(w)	0.61	1.78	1.09
Portfolio turnover	18	(n)	24	51		520	430	388
Net assets at end of period (000 omitted)	$201,021		$217,249	$248,127		$303,846	$280,788	$161,359

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

12

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$170,303,647	$—	$170,303,647
Non-U.S. Sovereign Debt	—	222,325,120	—	222,325,120
Mutual Funds	8,965,157	—	—	8,965,157
Total Investments	$8,965,157	$392,628,767	$—	$401,593,924

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,909,248	$—	$1,909,248

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

13

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$4,950,443	$(3,041,195)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$53,595	$—
Foreign Exchange	—	1,137,489
Total	$53,595	$1,137,489

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$317,812

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Forward Foreign Currency Exchange Contracts	$4,950,443	$(3,041,195)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$4,950,443	$(3,041,195)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	(51,741)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,950,443	$(2,989,454)

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$1,309,140	$(873,977)	$—	$—	$435,163
Deutsche Bank AG	1,387,831	(133,831)	—	(1,254,000)	—
Goldman Sachs International	614,734	(614,734)	—	—	—
Merrill Lynch International	1,170,557	(94,095)	(1,076,462)	—	—
Morgan Stanley Capital Services, Inc.	129,711	(101,566)	—	—	28,145
Westpac Banking Corp.	338,470	(38,211)	—	—	300,259
Total	$4,950,443	$(1,856,414)	$(1,076,462)	$(1,254,000)	$763,567

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(873,977)	$873,977	$—	$—	$—
Deutsche Bank AG	(133,831)	133,831	—	—	—
Goldman Sachs International	(1,214,004)	614,734	—	—	(599,270)
JPMorgan Chase Bank N.A.	(533,770)	—	—	533,770	—
Merrill Lynch International	(94,095)	94,095	—	—	—
Morgan Stanley Capital Services, Inc.	(101,566)	101,566	—	—	—
Westpac Banking Corp.	(38,211)	38,211	—	—	—
Total	$(2,989,454)	$1,856,414	$—	$533,770	$(599,270)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$3,430,180

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$408,485,190
Gross appreciation	13,616,043
Gross depreciation	(20,507,309)
Net unrealized appreciation (depreciation)	$(6,891,266)

As of 12/31/14
Undistributed ordinary income	2,265,736
Capital loss carryforwards	(8,722,511)
Other temporary differences	(199,333)
Net unrealized appreciation (depreciation)	2,305,377

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(4,410,922)
Long-Term	(4,311,589)
Total	$(8,722,511)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$2,011,219
Service Class	—	1,418,961
Total	$—	$3,430,180

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $13,774, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

17

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $3,323, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $24.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0181% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $551 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$53,002,918	$17,656,093
Investments (non-U.S. Government securities)	$48,378,662	$49,231,777

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	128,009	$1,310,919	325,231	$3,326,715
Service Class	582,263	5,948,493	709,444	7,334,743
	710,272	$7,259,412	1,034,675	$10,661,458
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	189,917	$2,011,219
Service Class	—	—	134,754	1,418,961
	—	$—	324,671	$3,430,180
Shares reacquired
Initial Class	(638,045)	$(6,586,587)	(2,751,116)	$(28,695,208)
Service Class	(1,844,841)	(18,738,808)	(4,545,696)	(46,561,308)
	(2,482,886)	$(25,325,395)	(7,296,812)	$(75,256,516)
Net change
Initial Class	(510,036)	$(5,275,668)	(2,235,968)	$(23,357,274)
Service Class	(1,262,578)	(12,790,315)	(3,701,498)	(37,807,604)
	(1,772,614)	$(18,065,983)	(5,937,466)	$(61,164,878)

18

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 25%, 19%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $722 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,422,754	53,817,301	(106,274,898)	8,965,157

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,847	$8,965,157

19

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2015

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

VLT-SEM

MFS® LIMITED MATURITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	70.7%
Asset-Backed Securities	11.9%
Non-U.S. Government Bonds	6.9%
Mortgage-Backed Securities	3.2%
Emerging Markets Bonds	2.4%
U.S. Government Agencies	1.9%
Collateralized Debt Obligations	1.1%
Commercial Mortgage-Backed Securities	0.9%
High Yield Corporates	0.6%
Residential Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%

Composition including fixed income credit quality (a)(i)
AAA	19.0%
AA	14.4%
A	32.7%
BBB	28.3%
BB	0.7%
Federal Agencies	5.1%
Not Rated	0.3%
Cash & Other	(0.5)%

Portfolio facts (i)
Average Duration (d)	1.4
Average Effective Maturity (m)	1.9 yrs.

Issuer country weightings (i)(x)
United States	61.5%
United Kingdom	5.1%
Netherlands	4.6%
Sweden	3.6%
Norway	3.4%
Australia	3.4%
France	3.3%
Japan	2.9%
Canada	2.6%
Other Countries	9.6%

MFS Limited Maturity Portfolio

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

From time to time Cash & Other may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.44%	$1,000.00	$1,004.89	$2.19
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$1,004.90	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 100.1%
Asset-Backed & Securitized – 14.4%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.464%, 10/10/17	$1,349,645	$1,349,107
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	2,010,000	2,009,087
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	1,206,904	1,206,695
Babson Ltd., CLO, “A1”, FRN, 0.5%, 1/18/21 (z)	1,215,480	1,199,630
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	727,109	727,103
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.506%, 2/21/17	3,329,000	3,329,320
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	3,114,656	3,112,492
Cent CDO XI Ltd., “A1”, FRN, 0.537%, 4/25/19 (n)	2,159,054	2,124,861
Chesapeake Funding LLC, “A”, FRN, 0.634%, 1/07/25 (n)	2,210,406	2,211,434
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.684%, 2/07/27 (n)	2,140,000	2,138,282
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (z)	3,590,000	3,591,687
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,005,000	1,047,152
CNH Equipment Trust, “A2”, 0.63%, 6/15/16	2,810,000	2,809,104
CNH Wholesale Master Note Trust, “A”, FRN, 0.785%, 8/15/19 (n)	4,280,000	4,283,463
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	1,240,832	1,318,652
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,684,395	1,797,643
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,841,883	1,841,709
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	2,880,756	2,878,422
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	1,633,149	1,636,796
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	2,162,041	2,161,725
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.734%, 2/25/48 (n)	396,451	396,575
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	1,104,000	1,117,655
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	3,515,000	3,553,893
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/19	2,310,000	2,339,351
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.585%, 1/15/20	1,500,000	1,498,584
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.566%, 7/20/19	3,210,000	3,192,743
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	430,980	431,003

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	$2,384,458	$2,383,587
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (z)	2,088,665	2,086,770
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21 (z)	1,358,738	1,349,103
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.735%, 12/10/27 (n)	3,199,436	3,200,152
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 7/15/16	1,830,000	1,829,506
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	4,110,000	4,119,552
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,435,924	2,548,639
Kingsland III Ltd., “A1”, CDO, FRN, 0.497%, 8/24/21 (n)	1,027,325	1,020,564
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.623%, 5/15/21 (z)	1,526,419	1,518,578
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	990,184	989,770
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	2,840,000	2,842,942
Lanark Master Issuer PLC, “1-A”, FRN, 1.683%, 12/22/54	3,117,379	3,134,630
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.505%, 2/15/17	2,601,000	2,600,064
Motor PLC, 2014-1A, “A1”, FRN, 0.667%, 8/25/21 (n)	1,245,963	1,247,207
Motor PLC, 2015-1A, “A1”, FRN, 0.787%, 6/25/22 (n)	2,658,000	2,655,874
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.585%, 1/16/18	3,990,000	3,995,778
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	1,328,791	1,327,983
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	2,466,852	2,468,576
SLM Student Loan Trust, “A-4”, FRN, 0.357%, 10/25/21	1,722,091	1,720,741
Student Loan Consolidation Center, “A”, FRN, 1.407%, 10/25/27 (n)	1,117,327	1,145,340
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (z)	3,160,000	3,160,028
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	1,900,000	1,899,077
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.435%, 5/17/17 (n)	1,270,000	1,259,521
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.396%, 10/20/16	737,801	737,585
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.536%, 7/22/19 (n)	4,620,000	4,612,608
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	1,345,717	1,344,268

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2/15/17	$353,215	$353,216

		$112,855,827

Automotive – 4.2%
American Honda Finance Corp., FRN, 0.77%, 10/07/16	$2,000,000	$2,007,774
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	1,800,000	1,832,823
Daimler Finance North America LLC, FRN, 0.958%, 8/01/16 (n)	3,820,000	3,835,956
Daimler Finance North America LLC, FRN, 0.583%, 3/02/17 (n)	860,000	859,967
Ford Motor Credit Co. LLC, 8%, 12/15/16	3,500,000	3,812,932
Ford Motor Credit Co. LLC, FRN, 1.213%, 1/09/18	1,940,000	1,941,913
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	2,841,000	2,898,900
Hyundai Capital America, 2%, 3/19/18 (n)	2,063,000	2,063,736
Nissan Motor Acceptance Corp., FRN, 0.98%, 9/26/16 (n)	3,480,000	3,496,631
Nissan Motor Acceptance Corp., FRN, 0.832%, 3/03/17 (n)	1,890,000	1,896,876
Toyota Motor Credit Corp., FRN, 0.664%, 1/17/19	3,370,000	3,380,558
Volkswagen Group of America Finance LLC, FRN, 0.652%, 5/23/17 (n)	2,090,000	2,089,816
Volkswagen Group of America Finance LLC, FRN, 0.716%, 11/20/17 (n)	1,080,000	1,081,710
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	1,620,000	1,622,307

		$32,821,899

Banks & Diversified Financials (Covered Bonds) – 3.5%
Australia & New Zealand Banking Group, 1%, 10/06/15 (n)	$3,800,000	$3,806,517
Bank of Nova Scotia, 2.15%, 8/03/16 (n)	2,200,000	2,234,428
Bank of Nova Scotia, 1.75%, 3/22/17 (n)	1,200,000	1,214,844
Bank of Scotland PLC, 5.25%, 2/21/17 (n)	3,900,000	4,162,965
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	5,000,000	5,021,785
Northern Rock Asset Management, 5.625%, 6/22/17 (n)	2,400,000	2,600,580
Royal Bank of Canada, 1.125%, 7/22/16	1,450,000	1,457,568
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,900,000	2,950,927
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/17 (n)	4,100,000	4,190,889

		$27,640,503

Biotechnology – 0.2%
Life Technologies Corp., 3.5%, 1/15/16	$1,425,000	$1,442,738

Broadcasting – 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,141,000	$1,136,884

Issuer	Shares/Par	Value ($)

BONDS – continued
Business Services – 0.5%
Cisco Systems, Inc., FRN, 0.562%, 3/03/17	$3,850,000	$3,855,409

Cable TV – 0.8%
DIRECTV Holdings LLC, 3.5%, 3/01/16	$4,875,000	$4,950,948
NBCUniversal Enterprise Co., FRN, 0.812%, 4/15/16 (n)	1,000,000	1,002,868

		$5,953,816

Chemicals – 1.0%
CF Industries, Inc., 6.875%, 5/01/18	$2,348,000	$2,643,240
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	2,350,000	2,347,674
Dow Chemical Co., 8.55%, 5/15/19	1,570,000	1,914,196
LyondellBasell Industries N.V., 5%, 4/15/19	950,000	1,029,102

		$7,934,212

Computer Software – Systems – 0.3%
Apple, Inc., FRN, 0.528%, 5/03/18	$2,030,000	$2,032,832

Conglomerates – 1.7%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$930,000	$935,820
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	3,860,000	3,910,867
General Electric Co., 0.85%, 10/09/15	5,775,000	5,783,449
Pentair Finance S.A., 1.35%, 12/01/15	2,860,000	2,863,838

		$13,493,974

Consumer Products – 1.2%
Mattel, Inc., 1.7%, 3/15/18	$1,232,000	$1,225,902
Newell Rubbermaid, Inc., 2.875%, 12/01/19	3,470,000	3,507,105
Procter & Gamble Co., 0.75%, 11/04/16	2,130,000	2,131,410
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	2,480,000	2,493,717

		$9,358,134

Consumer Services – 0.7%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,788,000	$1,795,270
Western Union Co., FRN, 1.281%, 8/21/15	3,620,000	3,622,585

		$5,417,855

Electrical Equipment – 0.6%
Amphenol Corp., 1.55%, 9/15/17	$1,230,000	$1,231,321
Arrow Electronics, Inc., 3%, 3/01/18	919,000	933,525
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	2,430,000	2,392,704

		$4,557,550

Electronics – 1.3%
Intel Corp., 1.95%, 10/01/16	$3,175,000	$3,208,620
Lam Research Corp., 2.75%, 3/15/20	1,243,000	1,234,488
Tyco Electronics Group S.A., 2.375%, 12/17/18	971,000	981,970
Tyco Electronics Group S.A., FRN, 0.479%, 1/29/16	3,120,000	3,120,034
Xilinx, Inc., 2.125%, 3/15/19	1,490,000	1,487,521

		$10,032,633

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$2,410,000	$2,407,988
Korea Development Bank, 1%, 1/22/16	2,770,000	2,774,321
Petroleos Mexicanos, 3.125%, 1/23/19	487,000	491,627
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	2,429,000	2,411,025

		$8,084,961

Energy – Independent – 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,100,000	$1,207,144
Canadian Natural Resources Ltd., FRN, 0.656%, 3/30/16	990,000	988,209
Southwestern Energy Co., 7.5%, 2/01/18	1,220,000	1,361,299

		$3,556,652

Energy – Integrated – 2.1%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,900,000	$2,959,525
BP Capital Markets PLC, 3.125%, 10/01/15	4,350,000	4,379,245
BP Capital Markets PLC, 2.521%, 1/15/20	1,371,000	1,380,613
Chevron Corp., 0.889%, 6/24/16	1,170,000	1,173,322
Shell International Finance B.V., FRN, 0.483%, 11/15/16	3,280,000	3,286,094
Total Capital International S.A., 1.5%, 2/17/17	2,900,000	2,923,626

		$16,102,425

Financial Institutions – 0.5%
General Electric Capital Corp., FRN, 0.507%, 1/14/16	$660,000	$660,831
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	2,949,000	2,953,335

		$3,614,166

Food & Beverages – 5.1%
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	$2,300,000	$2,303,351
Coca-Cola Co., FRN, 0.378%, 11/01/16	1,940,000	1,940,192
Diageo Capital PLC, 1.5%, 5/11/17	2,000,000	2,000,180
General Mills, Inc., FRN , 0.579%, 1/29/16	1,650,000	1,649,927
H.J. Heinz Co., 1.6%, 6/30/17 (n)	2,710,000	2,710,276
Heineken N.V., 1.4%, 10/01/17 (n)	4,300,000	4,300,473
Ingredion, Inc., 1.8%, 9/25/17	1,950,000	1,949,019
J.M. Smucker Co., 1.75%, 3/15/18 (n)	960,000	959,340
Kellogg Co., 4.45%, 5/30/16	690,000	711,434
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,800,000	2,012,780
Molson Coors Brewing Co., 2%, 5/01/17	3,525,000	3,561,953
PepsiCo, Inc., 2.5%, 5/10/16	2,600,000	2,640,784
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	4,060,000	4,148,748
Tyson Foods, Inc., 6.6%, 4/01/16	3,320,000	3,446,890
Tyson Foods, Inc., 2.65%, 8/15/19	968,000	974,388
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,970,000	1,947,806
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	2,289,000	2,294,858
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	334,000	338,745

		$39,891,144

Food & Drug Stores – 0.3%
CVS Health Corp., 1.2%, 12/05/16	$830,000	$831,163

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Drug Stores – continued
CVS Health Corp., 5.75%, 6/01/17	$1,333,000	$1,440,570

		$2,271,733

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$2,526,000	$2,564,133

Insurance – 2.3%
American International Group, Inc., 5.85%, 1/16/18	$1,226,000	$1,351,649
American International Group, Inc., 2.3%, 7/16/19	2,327,000	2,322,844
MetLife Global Funding I, FRN, 0.651%, 4/10/17 (n)	4,770,000	4,785,068
MetLife, Inc., 1.756%, 12/15/17	1,875,000	1,891,022
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	2,660,000	2,622,680
PRICOA Global Funding I, FRN, 0.546%, 8/19/15 (n)	1,610,000	1,610,219
Prudential Financial, Inc., FRN, 1.053%, 8/15/18	1,500,000	1,509,636
Voya Financial, Inc., 2.9%, 2/15/18	1,645,000	1,688,092

		$17,781,210

Insurance – Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$1,740,000	$1,745,631

International Market Quasi-Sovereign – 5.3%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,000,000	$4,019,468
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	3,220,000	3,237,056
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	1,390,000	1,414,415
Electricite de France, 2.15%, 1/22/19 (n)	2,500,000	2,516,898
FMS Wertmanagement, 0.625%, 4/18/16	2,310,000	2,313,382
KfW Bankengruppe, 0.5%, 9/30/15	2,210,000	2,211,525
Kommunalbanken A.S., 1%, 3/15/18 (n)	5,000,000	4,975,570
Municipality Finance PLC, 2.375%, 5/16/16	2,350,000	2,388,928
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,570,000	3,578,839
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,520,000	1,531,202
Statoil A.S.A., 7.375%, 5/01/16 (n)	3,870,000	4,075,075
Statoil A.S.A., FRN, 0.563%, 5/15/18	911,000	909,445
Statoil A.S.A., FRN, 0.736%, 11/08/18	1,600,000	1,597,821
Swedish Export Credit Corp., FRN, 0.577%, 1/23/17	6,320,000	6,347,511

		$41,117,135

International Market Sovereign – 1.3%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$4,240,000	$4,252,847
Kingdom of Sweden, 1%, 2/27/18 (n)	3,040,000	3,036,781
Republic of Iceland, 4.875%, 6/16/16 (n)	2,520,000	2,607,895

		$9,897,523

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/19	$440,000	$440,220
Baidu, Inc., 3%, 6/30/20	401,000	399,773

		$839,993

Local Authorities – 0.9%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$4,860,000	$4,878,274
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	2,400,000	2,399,731

		$7,278,005

Major Banks – 15.2%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$4,230,000	$4,419,986
ABN AMRO Bank N.V., FRN, 0.688%, 6/06/16 (n)	1,640,000	1,640,144
Bank of America Corp., 3.625%, 3/17/16	1,925,000	1,960,613
Bank of America Corp., 5.625%, 10/14/16	1,150,000	1,212,158
Bank of America Corp., 6%, 9/01/17	5,050,000	5,495,228
Bank of America Corp., 6.875%, 4/25/18	1,000,000	1,129,681
Bank of America Corp., 1.75%, 6/05/18	2,490,000	2,484,644
Bank of America Corp., FRN, 0.565%, 6/15/16	1,330,000	1,325,858
Bank of Montreal, FRN, 0.873%, 4/09/18	1,380,000	1,387,557
Bank of Nova Scotia, FRN, 0.795%, 7/15/16	1,300,000	1,304,950
Barclays Bank PLC, 2.5%, 2/20/19	1,860,000	1,872,406
BNP Paribas, FRN, 0.877%, 12/12/16	790,000	791,534
BNP Paribas, FRN, 0.763%, 3/17/17	1,860,000	1,862,634
Canadian Imperial Bank of Commerce, FRN, 0.795%, 7/18/16	1,490,000	1,495,254
Commonwealth Bank of Australia, FRN, 0.78%, 9/20/16 (n)	1,750,000	1,756,227
Commonwealth Bank of Australia, FRN, 0.645%, 3/13/17 (n)	2,160,000	2,160,868
Commonwealth Bank of Australia, FRN, 0.551%, 9/08/17 (n)	1,700,000	1,699,101
Credit Suisse New York, 1.75%, 1/29/18	2,170,000	2,161,563
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,815,000	2,903,473
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,400,000	3,411,740
Goldman Sachs Group, Inc., FRN, 0.953%, 5/22/17	1,200,000	1,199,978
Goldman Sachs Group, Inc., FRN, 1.478%, 4/30/18	1,580,000	1,596,667
Goldman Sachs Group, Inc., FRN, 1.373%, 11/15/18	3,100,000	3,127,460
Goldman Sachs Group, Inc., FRN, 1.297%, 10/23/19	2,040,000	2,050,200
HSBC Bank PLC, FRN, 0.913%, 5/15/18 (n)	2,273,000	2,282,622
Huntington National Bank, FRN, 0.702%, 4/24/17	3,470,000	3,461,505
ING Bank N.V., 1.8%, 3/16/18 (n)	3,290,000	3,292,043
ING Bank N.V., 2%, 9/25/15 (n)	550,000	551,455
ING Bank N.V., FRN, 1.228%, 3/07/16 (n)	1,400,000	1,405,858
JPMorgan Chase & Co., 3.45%, 3/01/16	6,550,000	6,660,957
Mizuho Bank Ltd., FRN, 0.73%, 9/25/17 (n)	960,000	958,190
Morgan Stanley, 5.75%, 10/18/16	1,850,000	1,955,358
Morgan Stanley, 5.45%, 1/09/17	2,475,000	2,622,758

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 4.75%, 3/22/17	$1,675,000	$1,767,035
Morgan Stanley, 2.65%, 1/27/20	2,300,000	2,295,897
Nordea Bank AB, FRN, 0.736%, 5/13/16 (n)	1,887,000	1,893,480
Nordea Bank AB, FRN, 0.63%, 4/04/17 (n)	1,730,000	1,731,202
PNC Bank N.A., 1.3%, 10/03/16	1,290,000	1,295,426
PNC Bank N.A., 1.15%, 11/01/16	2,610,000	2,613,367
PNC Bank N.A., 2.25%, 7/02/19	3,080,000	3,069,888
PNC Bank N.A., FRN, 0.589%, 1/28/16	2,190,000	2,192,391
Royal Bank of Canada, FRN, 0.741%, 9/09/16	1,820,000	1,825,931
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,025,000	3,033,458
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,475,000	3,475,566
Sumitomo Mitsui Banking Corp., FRN, 0.595%, 7/11/17	2,430,000	2,421,689
Wells Fargo & Co., 1.5%, 7/01/15	1,925,000	1,925,000
Wells Fargo & Co., FRN, 0.805%, 7/20/16	2,340,000	2,348,529
Wells Fargo & Co., FRN, 0.538%, 9/08/17	4,090,000	4,066,638
Westpac Banking Corp., 1.125%, 9/25/15	5,800,000	5,809,332
Westpac Banking Corp., 1.55%, 5/25/18	1,580,000	1,575,881
Westpac Banking Corp., FRN, 0.606%, 5/19/17	1,890,000	1,890,571

		$118,871,951

Medical & Health Technology & Services – 2.1%
Becton, Dickinson and Co., 1.75%, 11/08/16	$2,900,000	$2,922,704
Becton, Dickinson and Co., 1.45%, 5/15/17	1,140,000	1,139,166
Becton, Dickinson and Co., 1.8%, 12/15/17	200,000	200,024
Covidien International Finance S.A., 6%, 10/15/17	1,485,000	1,636,522
Express Scripts Holding Co., 3.125%, 5/15/16	1,175,000	1,194,303
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	1,640,000	1,627,290
McKesson Corp., 3.25%, 3/01/16	3,075,000	3,121,393
McKesson Corp., FRN, 0.682%, 9/10/15	2,200,000	2,199,824
Medco Health Solutions, Inc., 2.75%, 9/15/15	2,700,000	2,711,135

		$16,752,361

Medical Equipment – 0.4%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$1,320,000	$1,317,014
Zimmer Holdings, Inc., 2%, 4/01/18	1,740,000	1,740,623

		$3,057,637

Metals & Mining – 1.0%
Barrick Gold Corp., 2.5%, 5/01/18	$1,200,000	$1,204,669
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	842,000	887,653
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	330,000	330,478
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	800,000	793,876
Glencore Funding LLC, 2.125%, 4/16/18 (n)	1,650,000	1,637,592

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	$3,240,000	$3,248,580

		$8,102,848

Midstream – 1.3%
Energy Transfer Partners LP, 2.5%, 6/15/18	$1,050,000	$1,051,600
EnLink Midstream Partners LP, 2.7%, 4/01/19	1,342,000	1,324,939
Enterprise Products Operating LP, 6.5%, 1/31/19	630,000	718,265
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	1,460,000	1,455,569
ONEOK Partners LP, 6.15%, 10/01/16	1,200,000	1,267,613
ONEOK Partners LP, 2%, 10/01/17	775,000	776,629
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	196,289
TransCanada PipeLines Ltd., FRN, 0.961%, 6/30/16	3,750,000	3,752,959

		$10,543,863

Mortgage-Backed – 3.2%
Fannie Mae, 2.8%, 3/01/18	$3,108,923	$3,215,723
Fannie Mae, 3.75%, 3/01/18	3,908,112	4,137,465
Fannie Mae, 3.743%, 6/01/18	8,578,850	9,086,893
Fannie Mae, 5.5%, 5/01/25	2,266,694	2,377,118
Fannie Mae, 5%, 3/01/30 – 6/01/41	3,597,688	3,977,256
Fannie Mae, FRN, 0.43%, 5/25/18	2,284,961	2,288,854

		$25,083,309

Municipals – 0.3%
State of California, 3.95%, 11/01/15	$1,950,000	$1,972,269

Network & Telecom – 3.7%
AT&T, Inc., 2.95%, 5/15/16	$2,800,000	$2,846,749
AT&T, Inc., 2.4%, 8/15/16	7,950,000	8,059,368
AT&T, Inc., 2.45%, 6/30/20	3,240,000	3,176,072
British Telecommunications PLC, 2.35%, 2/14/19	1,860,000	1,868,210
Telefonica Emisiones SAU, 6.421%, 6/20/16	1,325,000	1,385,415
Verizon Communications, Inc., 1.35%, 6/09/17	2,200,000	2,196,883
Verizon Communications, Inc., 6.1%, 4/15/18	2,500,000	2,783,445
Verizon Communications, Inc., FRN, 1.815%, 9/15/16	1,650,000	1,670,305
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	4,600,000	4,571,112

		$28,557,559

Oil Services – 0.6%
Transocean, Inc., 4.95%, 11/15/15	$1,806,000	$1,830,833
Transocean, Inc., 5.55%, 12/15/16	3,125,000	3,234,281

		$5,065,114

Other Banks & Diversified Financials – 9.1%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$1,521,000	$1,573,619

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Banco Santander Chile, FRN, 1.175%, 4/11/17 (n)	$510,000	$508,653
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.732%, 2/26/16 (n)	1,450,000	1,451,209
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.891%, 9/09/16 (n)	3,880,000	3,887,531
Banque Federative du Credit Mutuel, FRN, 1.129%, 10/28/16 (n)	4,070,000	4,090,159
Banque Federative du Credit Mutuel, FRN, 1.125%, 1/20/17 (n)	800,000	805,024
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	2,470,000	2,481,026
BPCE S.A., 1.625%, 1/26/18	840,000	838,578
Capital One Bank (USA) N.A., FRN, 0.958%, 2/05/18	2,300,000	2,300,520
Capital One Financial Corp., 2.45%, 4/24/19	1,160,000	1,160,121
Capital One Financial Corp., 1%, 11/06/15	1,275,000	1,273,076
Citigroup, Inc., FRN, 1.043%, 4/08/19	2,650,000	2,644,128
Discover Bank, 3.1%, 6/04/20	1,705,000	1,703,304
Fifth Third Bancorp, 1.35%, 6/01/17	3,620,000	3,609,162
Fifth Third Bancorp, 2.3%, 3/01/19	1,171,000	1,172,123
First Republic Bank, 2.375%, 6/17/19	849,000	848,144
Groupe BPCE S.A., 2.5%, 12/10/18	2,980,000	3,023,562
Groupe BPCE S.A., FRN, 1.527%, 4/25/16	4,340,000	4,372,511
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	2,550,000	2,569,439
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,240,000	1,246,093
Macquarie Bank Ltd., 5%, 2/22/17 (n)	3,000,000	3,168,465
Macquarie Bank Ltd., FRN, 0.907%, 10/27/17 (n)	2,670,000	2,674,801
Rabobank Nederland N.V., 3.375%, 1/19/17	3,000,000	3,098,790
Rabobank Nederland N.V., FRN, 0.766%, 3/18/16	1,380,000	1,383,911
Santander Holdings USA, Inc., 3%, 9/24/15	1,725,000	1,729,761
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	1,721,000	1,720,857
Svenska Handelsbanken AB, 2.875%, 4/04/17	2,500,000	2,573,755
Svenska Handelsbanken AB, FRN, 0.73%, 3/21/16	3,150,000	3,158,993
Swedbank AB, 2.125%, 9/29/17 (n)	5,039,000	5,097,276
UBS AG, FRN, 0.655%, 8/14/17	2,050,000	2,044,723
Union Bank N.A., 2.125%, 6/16/17	2,825,000	2,865,519

		$71,074,833

Pharmaceuticals – 2.8%
AbbVie, Inc., 1.75%, 11/06/17	$5,300,000	$5,313,891
Actavis Funding SCS, 2.35%, 3/12/18	1,038,000	1,043,480
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,550,000	1,556,681
Celgene Corp., 2.45%, 10/15/15	3,000,000	3,012,924
EMD Finance LLC, 1.7%, 3/19/18 (n)	2,790,000	2,789,908
Mylan, Inc., 1.8%, 6/24/16	1,470,000	1,470,736
Mylan, Inc., 1.35%, 11/29/16	1,355,000	1,350,886
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	5,250,000	5,256,279

		$21,794,785

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$2,380,000	$2,375,181

Real Estate – Healthcare – 0.4%
Health Care, Inc., REIT, 4.7%, 9/15/17	$1,845,000	$1,962,873
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,390,000	1,395,124

		$3,357,997

Real Estate – Office – 0.2%
Vornado Realty LP, REIT, 2.5%, 6/30/19	$1,824,000	$1,821,479

Real Estate – Retail – 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,208,000	$1,205,695
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	1,190,000	1,193,319

		$2,399,014

Retailers – 0.6%
Dollar General Corp., 1.875%, 4/15/18	$365,000	$363,321
Target Corp., 2.3%, 6/26/19	2,460,000	2,493,540
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,593,000	1,595,836

		$4,452,697

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc., 2%, 8/02/16	$736,000	$747,025
Ecolab, Inc., 1%, 8/09/15	3,025,000	3,025,499
Ecolab, Inc., 3%, 12/08/16	1,850,000	1,893,247

		$5,665,771

Supranational – 0.7%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$2,470,000	$2,457,650
Corporacion Andina de Fomento, 1.5%, 8/08/17	1,650,000	1,658,834
Corporacion Andina de Fomento, FRN, 0.829%, 1/29/18	1,490,000	1,496,419

		$5,612,903

Telecommunications – Wireless – 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	$1,900,000	$1,890,451
SBA Tower Trust, 2.898%, 10/15/44 (n)	2,395,000	2,406,992

		$4,297,443

Telephone Services – 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,640,000	$1,773,104

Tobacco – 0.3%
Reynolds American, Inc., 2.3%, 6/12/18	$1,950,000	$1,964,578

Transportation – Services – 0.8%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$3,000,000	$3,073,119
Ttx Co., 2.6%, 6/15/20 (n)	3,160,000	3,156,796

		$6,229,915

U.S. Government Agencies and Equivalents – 1.9%
Aid-Ukraine, 1.844%, 5/16/19	$225,000	$225,283
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,040,000	2,075,455

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, 1.84%, 10/07/20	$65,284	$65,517
National Credit Union Administration, “1-A”, FRN, 0.635%, 1/08/20	1,460,812	1,468,110
National Credit Union Administration, “1-A”, FRN, 0.565%, 3/06/20	1,425,205	1,427,890
National Credit Union Administration, FRN, 0.555%, 11/06/17	1,229,057	1,231,385
National Credit Union Administration, FRN, 0.585%, 3/11/20	2,266,082	2,273,075
National Credit Union Administration, FRN, 0.56%, 4/06/20	962,645	962,945
National Credit Union Administration, FRN, 0.565%, 5/07/20	211,366	211,366
National Credit Union Administration, FRN, 0.636%, 10/07/20	704,206	707,785
National Credit Union Administration, FRN, 0.523%, 12/07/20	892,818	893,800
Private Export Funding Corp., 1.875%, 7/15/18	3,440,000	3,488,858

		$15,031,469

Utilities – Electric Power – 3.0%
Duke Energy Corp., FRN, 0.65%, 4/03/17	$2,650,000	$2,652,300
Duke Energy Indiana, Inc., FRN, 0.625%, 7/11/16	1,150,000	1,150,817
Enel Finance International S.A., 6.25%, 9/15/17 (n)	680,000	744,497
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	1,450,000	1,451,351
PG&E Corp., 2.4%, 3/01/19	2,129,000	2,131,763
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	3,475,000	3,544,524
Sierra Pacific Power Co., 6%, 5/15/16	3,450,000	3,607,834
Southern Co., 2.45%, 9/01/18	3,000,000	3,062,631
Virginia Electric and Power Co., 1.2%, 1/15/18	2,790,000	2,780,737
Xcel Energy, Inc., 1.2%, 6/01/17	1,940,000	1,940,369

		$23,066,823

Total Bonds (Identified Cost, $779,589,299)		$782,203,880

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	582,743	$582,743

Total Investments (Identified Cost, $780,172,042)		$782,786,623

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(1,433,865)

NET ASSETS – 100.0%		$781,352,758

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $276,084,927, representing 35.3% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.5%, 1/18/21	6/24/14	$1,206,453	$1,199,630
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17	4/08/15	3,589,889	3,591,687
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18	5/19/15	2,088,547	2,086,770
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.508%, 6/17/21	4/08/15	1,349,556	1,349,103
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.623%, 5/15/21	4/08/15	1,516,519	1,518,578
Suntrust Auto Receivables Trust, 0.99%, 6/15/18	6/18/15	3,159,933	3,160,028
Total Restricted Securities			$12,905,796
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $779,589,299)	$782,203,880
Underlying affiliated funds, at cost and value	582,743
Total investments, at value (identified cost, $780,172,042)	$782,786,623
Cash	122,974
Receivables for
Fund shares sold	1,071
Interest	3,269,245
Other assets	3,492
Total assets		$786,183,405
Liabilities
Payables for
Investments purchased	$2,708,293
Fund shares reacquired	1,993,311
Payable to affiliates
Investment adviser	12,761
Shareholder servicing costs	69
Distribution and/or service fees	2,686
Payable for independent Trustees’ compensation	40
Accrued expenses and other liabilities	113,487
Total liabilities		$4,830,647
Net assets		$781,352,758
Net assets consist of
Paid-in capital	$765,962,196
Unrealized appreciation (depreciation) on investments	2,614,581
Accumulated net realized gain (loss) on investments	(1,142,267)
Undistributed net investment income	13,918,248
Net assets		$781,352,758
Shares of beneficial interest outstanding		76,052,793

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$585,701,495	56,956,266	$10.28
Service Class	195,651,263	19,096,527	10.25

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Interest	$6,240,732
Dividends from underlying affiliated funds	4,398
Total investment income		$6,245,130
Expenses
Management fee	$1,613,492
Distribution and/or service fees	253,117
Shareholder servicing costs	7,301
Administrative services fee	68,518
Independent Trustees’ compensation	8,363
Custodian fee	47,545
Shareholder communications	25,383
Audit and tax fees	30,956
Legal fees	3,441
Miscellaneous	14,200
Total expenses		$2,072,316
Fees paid indirectly	(230)
Reduction of expenses by investment adviser	(26,758)
Net expenses		$2,045,328
Net investment income		$4,199,802
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$268,046
Futures contracts	(192,281)
Net realized gain (loss) on investments		$75,765
Change in unrealized appreciation (depreciation)
Investments	$(135,101)
Futures contracts	2,391
Net unrealized gain (loss) on investments		$(132,710)
Net realized and unrealized gain (loss) on investments		$(56,945)
Change in net assets from operations		$4,142,857

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$4,199,802	$9,470,666
Net realized gain (loss) on investments	75,765	85,722
Net unrealized gain (loss) on investments	(132,710)	(2,796,601)
Change in net assets from operations	$4,142,857	$6,759,787
Distributions declared to shareholders
From net investment income	$—	$(10,989,698)
From net realized gain on investments	—	(3,551,708)
Total distributions declared to shareholders	$—	$(14,541,406)
Change in net assets from fund share transactions	$(61,752,811)	$(96,654,985)
Total change in net assets	$(57,609,954)	$(104,436,604)
Net assets
At beginning of period	838,962,712	943,399,316
At end of period (including undistributed net investment income of $13,918,248 and $9,718,446, respectively)	$781,352,758	$838,962,712

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$10.23		$10.32	$10.29	$10.18	$10.31		$10.23
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.12	$0.11	$0.12		$0.14
Net realized and unrealized gain (loss) on investments	(0.01	)(g)	(0.03)	(0.05)	0.12	(0.07)		0.11
Total from investment operations	$0.05		$0.08	$0.07	$0.23	$0.05		$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.01)	$(0.12)	$(0.12)		$(0.16)
From net realized gain on investments	—		(0.04)	(0.03)	—	(0.06)		(0.01)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.17)	$(0.04)	$(0.12)	$(0.18)		$(0.17)
Net asset value, end of period (x)	$10.28		$10.23	$10.32	$10.29	$10.18		$10.31
Total return (%) (k)(r)(s)(x)	0.49	(n)	0.80	0.71	2.24	0.53		2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.44	0.45	0.64	0.65		0.65
Expenses after expense reductions (f)	0.44	(a)	0.44	0.45	N/A	N/A		N/A
Net investment income	1.10	(a)	1.10	1.19	1.12	1.14		1.32
Portfolio turnover	15	(n)	24	34	213	154		122
Net assets at end of period (000 omitted)	$585,701		$627,457	$713,534	$723,068	$993,705		$1,004,464

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011		2010
	(unaudited)
Net asset value, beginning of period	$10.20		$10.30	$10.28	$10.17	$10.31		$10.23
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.10	$0.09	$0.09		$0.11
Net realized and unrealized gain (loss) on investments	0.01	(g)	(0.04)	(0.05)	0.11	(0.07)		0.11
Total from investment operations	$0.05		$0.05	$0.05	$0.20	$0.02		$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$(0.09)	$(0.10)		$(0.13)
From net realized gain on investments	—		(0.04)	(0.03)	—	(0.06)		(0.01)
From tax return of capital	—		—	—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.15)	$(0.03)	$(0.09)	$(0.16)		$(0.14)
Net asset value, end of period (x)	$10.25		$10.20	$10.30	$10.28	$10.17		$10.31
Total return (%) (k)(r)(s)(x)	0.49	(n)	0.49	0.48	2.01	0.17		2.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.69	0.70	0.88	0.90		0.90
Expenses after expense reductions (f)	0.69	(a)	0.69	0.70	N/A	N/A		N/A
Net investment income	0.85	(a)	0.85	0.94	0.87	0.89		1.05
Portfolio turnover	15	(n)	24	34	213	154		122
Net assets at end of period (000 omitted)	$195,651		$211,505	$229,865	$181,272	$191,313		$149,752
See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,031,469	$—	$15,031,469
Non-U.S. Sovereign Debt	—	64,712,522	—	64,712,522
Municipal Bonds	—	1,972,269	—	1,972,269
U.S. Corporate Bonds	—	334,900,955	—	334,900,955
Residential Mortgage-Backed Securities	—	29,874,035	—	29,874,035
Commercial Mortgage-Backed Securities	—	6,712,087	—	6,712,087
Asset-Backed Securities (including CDOs)	—	101,353,012	—	101,353,012
Foreign Bonds	—	227,647,531	—	227,647,531
Mutual Funds	582,743	—	—	582,743
Total Investments	$582,743	$782,203,880	$—	$782,786,623

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At June 30, 2015, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(192,281)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$2,391

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$11,838,525
Long-term capital gains	2,702,881
Total distributions	$14,541,406

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$780,645,099
Gross appreciation	3,418,396
Gross depreciation	(1,276,872)
Net unrealized appreciation (depreciation)	$2,141,524

As of 12/31/14
Undistributed ordinary income	9,718,446
Capital loss carryforwards	(615,690)
Net unrealized appreciation (depreciation)	2,144,949

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(236,541)
Long-Term	(379,149)
Total	$(615,690)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$8,586,272	$—	$2,655,876
Service Class	—	2,403,426	—	895,832
Total	$—	$10,989,698	$—	$3,551,708

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $26,758, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $7,267, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $34.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $1,068 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$6,688,741
Investments (non-U.S. Government securities)	$123,863,498	$166,926,731

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,606,067	$16,489,376	3,638,547	$37,683,565
Service Class	416,481	4,264,270	2,020,931	20,895,360
	2,022,548	$20,753,646	5,659,478	$58,578,925
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,097,866	$11,242,148
Service Class	—	—	322,824	3,299,258
	—	$—	1,420,690	$14,541,406
Shares reacquired
Initial Class	(5,989,773)	$(61,532,221)	(12,526,552)	$(129,275,889)
Service Class	(2,047,560)	(20,974,236)	(3,933,022)	(40,499,427)
	(8,037,333)	$(82,506,457)	(16,459,574)	$(169,775,316)
Net change
Initial Class	(4,383,706)	$(45,042,845)	(7,790,139)	$(80,350,176)
Service Class	(1,631,079)	(16,709,966)	(1,589,267)	(16,304,809)
	(6,014,785)	$(61,752,811)	(9,379,406)	$(96,654,985)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 10%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $1,408 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,357,718	115,399,817	(117,174,792)	582,743

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,398	$582,743

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2015

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VMC-SEM

MFS® MID CAP VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Newell Rubbermaid, Inc.	1.4%
NASDAQ OMX Group, Inc.	1.3%
Fifth Third Bancorp	1.3%
PerkinElmer, Inc.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Stanley Black & Decker, Inc.	1.1%
Discover Financial Services	1.0%
AES Corp.	1.0%
Pinnacle Foods, Inc.	0.9%
BB&T Corp.	0.9%

Equity sectors
Financial Services	23.5%
Health Care	10.5%
Utilities & Communications	9.7%
Consumer Staples	9.5%
Industrial Goods & Services	7.5%
Technology	7.4%
Energy	6.5%
Basic Materials	5.9%
Autos & Housing	5.6%
Retailing	5.3%
Special Products & Services	4.4%
Leisure	2.3%
Transportation	1.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.81%	$1,000.00	$1,031.63	$4.08
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,030.80	$5.34
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 1.9%
L-3 Communications Holdings, Inc.	22,646	$2,567,603
MTU Aero Engines Holding AG	16,584	1,559,884
Rockwell Collins, Inc.	26,880	2,482,368

		$6,609,855

Airlines – 1.1%
Alaska Air Group, Inc.	27,339	$1,761,452
Delta Air Lines, Inc.	48,409	1,988,642

		$3,750,094

Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	43,137	$3,011,394

Apparel Manufacturers – 1.2%
Polo Ralph Lauren Corp.	11,760	$1,556,554
PVH Corp.	21,552	2,482,790

		$4,039,344

Automotive – 2.7%
BorgWarner Transmission Systems, Inc.	41,153	$2,339,137
Delphi Automotive PLC	29,117	2,477,566
Harley-Davidson, Inc.	40,768	2,297,277
LKQ Corp. (a)	73,156	2,212,603

		$9,326,583

Biotechnology – 0.3%
AMAG Pharmaceuticals, Inc. (a)	16,032	$1,107,170

Broadcasting – 1.2%
Interpublic Group of Companies, Inc.	97,844	$1,885,454
Nielsen Holdings B.V.	51,980	2,327,145

		$4,212,599

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	9,477	$2,071,672
NASDAQ OMX Group, Inc.	89,850	4,385,579
TD Ameritrade Holding Corp.	49,595	1,826,088

		$8,283,339

Business Services – 4.0%
Amdocs Ltd.	38,843	$2,120,439
Brenntag AG	29,116	1,669,416
Equifax, Inc.	17,491	1,698,201
Fidelity National Information Services, Inc.	49,914	3,084,685
IMS Health Holdings, Inc. (a)	60,569	1,856,440
Realogy Holdings Corp. (a)	51,042	2,384,682
Univar, Inc. (a)	29,963	779,937

		$13,593,800

Chemicals – 0.8%
Celanese Corp.	36,402	$2,616,576

Computer Software – 0.5%
Symantec Corp.	73,342	$1,705,202

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 3.9%
Ingram Micro, Inc., “A” (a)	101,023	$2,528,606
NCR Corp. (a)	49,814	1,499,401
NICE Systems Ltd., ADR	26,172	1,664,277
Sabre Corp.	109,782	2,612,812
Western Digital Corp.	21,246	1,666,111
Xerox Corp.	296,341	3,153,068

		$13,124,275

Construction – 2.9%
Armstrong World Industries, Inc. (a)	45,065	$2,401,063
Fortune Brands Home & Security, Inc.	47,340	2,169,119
Owens Corning	40,798	1,682,918
Stanley Black & Decker, Inc.	34,141	3,592,999

		$9,846,099

Consumer Products – 2.0%
Newell Rubbermaid, Inc.	114,459	$4,705,409
Sensient Technologies Corp.	31,090	2,124,691

		$6,830,100

Consumer Services – 0.4%
Houghton Mifflin Harcourt Co. (a)	51,898	$1,307,830

Containers – 1.4%
Graphic Packaging Holding Co.	129,004	$1,797,026
Greif, Inc., “A”	32,355	1,159,927
Owens-Illinois, Inc. (a)	76,658	1,758,535

		$4,715,488

Electrical Equipment – 2.0%
Pentair PLC	36,772	$2,528,075
Tyco International PLC	63,935	2,460,219
WESCO International, Inc. (a)	25,913	1,778,668

		$6,766,962

Electronics – 3.1%
Analog Devices, Inc.	39,710	$2,548,786
Avago Technologies Ltd.	8,639	1,148,382
Freescale Semiconductor Ltd. (a)	34,348	1,372,890
Keysight Technologies, Inc. (a)	63,026	1,965,781
Microchip Technology, Inc.	46,900	2,224,233
NVIDIA Corp.	56,045	1,127,065

		$10,387,137

Energy – Independent – 5.2%
Cimarex Energy Co.	16,014	$1,766,504
CONSOL Energy, Inc.	47,179	1,025,671
Energen Corp.	35,640	2,434,212
EQT Corp.	26,210	2,131,921
Hess Corp.	40,415	2,702,955
HollyFrontier Corp.	40,472	1,727,750
Memorial Resource Development Corp. (a)	81,146	1,539,340
Noble Energy, Inc.	33,779	1,441,688

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
PDC Energy, Inc. (a)	28,077	$1,506,050
SM Energy Co.	32,079	1,479,483

		$17,755,574

Food & Beverages – 6.7%
Bunge Ltd.	30,527	$2,680,271
Coca-Cola Enterprises, Inc.	72,961	3,169,426
Flowers Foods, Inc.	74,464	1,574,914
Ingredion, Inc.	33,094	2,641,232
J.M. Smucker Co.	20,760	2,250,592
Kellogg Co.	33,412	2,094,932
McCormick & Co., Inc.	26,972	2,183,383
Pinnacle Foods, Inc.	69,745	3,176,187
Snyders-Lance, Inc.	45,331	1,462,831
Tyson Foods, Inc., “A”	33,389	1,423,373

		$22,657,141

Food & Drug Stores – 0.9%
Empire Co. Ltd.	21,301	$1,500,279
Rite Aid Corp. (a)	184,895	1,543,873

		$3,044,152

General Merchandise – 0.6%
Kohl’s Corp.	33,658	$2,107,327

Health Maintenance Organizations – 0.9%
Cigna Corp.	19,463	$3,153,006

Insurance – 7.1%
Arthur J. Gallagher & Co.	52,175	$2,467,878
Everest Re Group Ltd.	15,414	2,805,502
Hanover Insurance Group, Inc.	23,414	1,733,338
Hartford Financial Services Group, Inc.	70,209	2,918,588
Lincoln National Corp.	50,160	2,970,475
Symetra Financial Corp.	97,311	2,352,007
Third Point Reinsurance Ltd. (a)	94,467	1,393,388
Unum Group	80,330	2,871,798
Validus Holdings Ltd.	53,024	2,332,526
XL Group PLC	63,067	2,346,092

		$24,191,592

Machinery & Tools – 3.6%
Allison Transmission Holdings, Inc.	128,041	$3,746,480
Eaton Corp. PLC	41,734	2,816,628
Joy Global, Inc.	24,898	901,308
Oshkosh Corp.	31,736	1,344,972
Regal Beloit Corp.	24,004	1,742,450
SPX Corp.	23,713	1,716,584

		$12,268,422

Major Banks – 2.3%
Comerica, Inc.	41,047	$2,106,532
Huntington Bancshares, Inc.	266,607	3,015,325
KeyCorp	179,999	2,703,585

		$7,825,442

Medical & Health Technology & Services – 2.0%
MedAssets, Inc. (a)	39,404	$869,252

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Owens & Minor, Inc.	30,543	$1,038,462
Quest Diagnostics, Inc.	35,469	2,572,212
Universal Health Services, Inc.	17,035	2,420,674

		$6,900,600

Medical Equipment – 5.9%
Agilent Technologies, Inc.	50,843	$1,961,523
Cooper Cos., Inc.	9,572	1,703,529
DENTSPLY International, Inc.	49,026	2,527,290
Masimo Corp. (a)	27,332	1,058,842
PerkinElmer, Inc.	71,966	3,788,290
St. Jude Medical, Inc.	38,560	2,817,579
STERIS Corp.	21,597	1,391,711
Teleflex, Inc.	19,459	2,635,722
Zimmer Biomet Holdings, Inc.	21,643	2,364,065

		$20,248,551

Metals & Mining – 0.2%
United States Steel Corp.	39,016	$804,510

Natural Gas – Distribution – 1.8%
NiSource, Inc.	57,173	$2,606,517
NorthWestern Corp.	45,325	2,209,594
Spectra Energy Corp.	38,559	1,257,023

		$6,073,134

Natural Gas – Pipeline – 0.4%
Plains GP Holdings LP	48,235	$1,246,392

Oil Services – 1.3%
Cameron International Corp. (a)	35,286	$1,847,928
Forum Energy Technologies, Inc. (a)	70,966	1,439,190
Frank’s International N.V.	62,458	1,176,709

		$4,463,827

Other Banks & Diversified Financials – 7.3%
BB&T Corp.	78,773	$3,175,340
Citizens Financial Group, Inc.	105,193	2,872,821
Discover Financial Services	58,391	3,364,489
Fifth Third Bancorp	206,080	4,290,586
M&T Bank Corp.	15,740	1,966,398
Northern Trust Corp.	24,446	1,869,141
PrivateBancorp, Inc.	74,461	2,965,037
SunTrust Banks, Inc.	45,444	1,955,001
TCF Financial Corp.	141,774	2,354,866

		$24,813,679

Pharmaceuticals – 1.3%
Endo International PLC (a)	33,208	$2,645,017
Impax Laboratories, Inc. (a)	35,625	1,635,900

		$4,280,917

Real Estate – 4.3%
Annaly Mortgage Management, Inc., REIT	97,804	$898,819
Corporate Office Properties Trust, REIT	81,311	1,914,061
DDR Corp., REIT	97,865	1,512,993
EPR Properties, REIT	40,358	2,210,811
Equity Lifestyle Properties, Inc., REIT	29,998	1,577,295

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Medical Properties Trust, Inc., REIT	196,714	$2,578,921
Mid-America Apartment Communities, Inc., REIT	28,594	2,081,929
Plum Creek Timber Co. Inc., REIT	48,589	1,971,256

		$14,746,085

Restaurants – 1.1%
Aramark	66,793	$2,068,579
DineEquity, Inc.	15,952	1,580,684

		$3,649,263

Specialty Chemicals – 3.5%
Akzo Nobel N.V.	30,111	$2,191,064
Albemarle Corp.	43,130	2,383,795
Axalta Coating Systems Ltd. (a)	91,482	3,026,225
H.B. Fuller Co.	52,905	2,149,001
Valspar Corp.	28,426	2,325,815

		$12,075,900

Specialty Stores – 2.6%
AutoZone, Inc. (a)	4,352	$2,902,349
Bed Bath & Beyond, Inc. (a)	31,358	2,163,075
Gap, Inc.	27,246	1,039,980
Sally Beauty Holdings, Inc. (a)	84,600	2,671,668

		$8,777,072

Telephone Services – 1.0%
Frontier Communications Corp.	354,891	$1,756,710
Quebecor, Inc., “B”	61,900	1,547,252

		$3,303,962

Trucking – 0.2%
UTi Worldwide, Inc. (a)	73,343	$732,697

Utilities – Electric Power – 5.9%
AES Corp.	245,394	$3,253,924
CMS Energy Corp.	68,589	2,183,874
DTE Energy Co.	36,154	2,698,535
Dynegy, Inc. (a)	40,171	1,175,002
Eversource Energy	48,498	2,202,294
NRG Energy, Inc.	83,858	1,918,671
OGE Energy Corp.	42,494	1,214,054
Pinnacle West Capital Corp.	50,335	2,863,558
Public Service Enterprise Group, Inc.	66,420	2,608,978

		$20,118,890

Total Common Stocks (Identified Cost, $273,887,693)		$336,471,982

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.6%
Telephone Services – 0.6%
Frontier Communications Corp., 11.125% (Identified Cost, $2,105,000) (a)	21,050	$2,102,895

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	3,182,905	$3,182,905

Total Investments (Identified Cost, $279,175,598)		$341,757,782

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,175,570)

NET ASSETS – 100.0%		$340,582,212

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $275,992,693)	$338,574,877
Underlying affiliated funds, at cost and value	3,182,905
Total investments, at value (identified cost, $279,175,598)	$341,757,782
Cash	10,383
Receivables for
Investments sold	2,000,754
Fund shares sold	63,159
Dividends	422,505
Other assets	1,656
Total assets		$344,256,239
Liabilities
Payables for
Investments purchased	$3,335,916
Fund shares reacquired	258,535
Payable to affiliates
Investment adviser	12,204
Shareholder servicing costs	24
Distribution and/or service fees	523
Payable for independent Trustees’ compensation	54
Accrued expenses and other liabilities	66,771
Total liabilities		$3,674,027
Net assets		$340,582,212
Net assets consist of
Paid-in capital	$204,339,787
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	62,581,029
Accumulated net realized gain (loss) on investments and foreign currency	68,817,935
Undistributed net investment income	4,843,461
Net assets		$340,582,212
Shares of beneficial interest outstanding		33,712,105

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$302,785,034	29,945,886	$10.11
Service Class	37,797,178	3,766,219	10.04

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$3,124,738
Dividends from underlying affiliated funds	2,197
Foreign taxes withheld	(23,450)
Total investment income		$3,103,485
Expenses
Management fee	$1,327,549
Distribution and/or service fees	48,271
Shareholder servicing costs	2,963
Administrative services fee	32,737
Independent Trustees’ compensation	4,834
Custodian fee	32,614
Shareholder communications	10,386
Audit and tax fees	26,237
Legal fees	1,418
Miscellaneous	7,401
Total expenses		$1,494,410
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(11,749)
Net expenses		$1,482,650
Net investment income		$1,620,835
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$17,361,056
Foreign currency	(607)
Net realized gain (loss) on investments and foreign currency		$17,360,449
Change in unrealized appreciation (depreciation)
Investments	$(7,439,017)
Translation of assets and liabilities in foreign currencies	915
Net unrealized gain (loss) on investments and foreign currency translation		$(7,438,102)
Net realized and unrealized gain (loss) on investments and foreign currency		$9,922,347
Change in net assets from operations		$11,543,182

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$1,620,835	$3,154,773
Net realized gain (loss) on investments and foreign currency	17,360,449	51,995,481
Net unrealized gain (loss) on investments and foreign currency translation	(7,438,102)	(17,391,218)
Change in net assets from operations	$11,543,182	$37,759,036
Distributions declared to shareholders
From net investment income	$—	$(3,607,602)
From net realized gain on investments	—	(40,653,548)
Total distributions declared to shareholders	$—	$(44,261,150)
Change in net assets from fund share transactions	$(32,460,133)	$(18,692,038)
Total change in net assets	$(20,916,951)	$(25,194,152)
Net assets
At beginning of period	361,499,163	386,693,315
At end of period (including undistributed net investment income of $4,843,461 and $3,222,626, respectively)	$340,582,212	$361,499,163

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$9.80		$10.05	$8.75	$8.66	$9.45	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.10	$0.16	$0.12	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.26		0.93	2.93	1.27	0.06	1.61
Total from investment operations	$0.31		$1.02	$3.03	$1.43	$0.18	$1.73
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.12)	$(0.10)	$(0.10)	$—
From net realized gain on investments	—		(1.16)	(1.61)	(1.24)	(0.87)	(0.21)
Total distributions declared to shareholders	$—		$(1.27)	$(1.73)	$(1.34)	$(0.97)	$(0.21)
Net asset value, end of period (x)	$10.11		$9.80	$10.05	$8.75	$8.66	$9.45
Total return (%) (k)(r)(s)(x)	3.16	(n)	10.36	36.91	16.38	2.47	22.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.81	1.03	1.06	1.06
Expenses after expense reductions (f)	0.81	(a)	0.81	0.81	N/A	N/A	N/A
Net investment income	0.94	(a)	0.86	0.99	1.72	1.23	1.41
Portfolio turnover	24	(n)	55	49	229	50	65
Net assets at end of period (000 omitted)	$302,785		$322,888	$348,322	$324,322	$207,483	$245,161

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$9.74		$9.99	$8.71	$8.63	$9.41	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.07	$0.13	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		0.93	2.92	1.27	0.07	1.59
Total from investment operations	$0.30		$0.99	$2.99	$1.40	$0.17	$1.69
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.10)	$(0.08)	$(0.08)	$—
From net realized gain on investments	—		(1.16)	(1.61)	(1.24)	(0.87)	(0.21)
Total distributions declared to shareholders	$—		$(1.24)	$(1.71)	$(1.32)	$(0.95)	$(0.21)
Net asset value, end of period (x)	$10.04		$9.74	$9.99	$8.71	$8.63	$9.41
Total return (%) (k)(r)(s)(x)	3.08	(n)	10.16	36.52	16.01	2.34	21.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.06	1.29	1.31	1.31
Expenses after expense reductions (f)	1.06	(a)	1.06	1.06	N/A	N/A	N/A
Net investment income	0.70	(a)	0.62	0.75	1.38	1.02	1.18
Portfolio turnover	24	(n)	55	49	229	50	65
Net assets at end of period (000 omitted)	$37,797		$38,611	$38,371	$31,550	$30,039	$26,638

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$338,574,877	$—	$—	$338,574,877
Mutual Funds	3,182,905	—	—	3,182,905
Total Investments	$341,757,782	$—	$—	$341,757,782

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,191,064 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$39,655,875
Long-term capital gains	4,605,275
Total distributions	$44,261,150

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$280,118,984
Gross appreciation	67,913,578
Gross depreciation	(6,274,780)
Net unrealized appreciation (depreciation)	$61,638,798

As of 12/31/14
Undistributed ordinary income	14,492,543
Undistributed long-term capital gain	40,837,436
Other temporary differences	102,924
Net unrealized appreciation (depreciation)	69,266,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$3,310,973	$—	$36,400,988
Service Class	—	296,629	—	4,252,560
Total	$—	$3,607,602	$—	$40,653,548

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $11,749, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $2,920, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $43.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $465 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $85,775,335 and $114,850,812, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	188,498	$1,908,359	460,020	$4,607,608
Service Class	185,677	1,858,253	552,652	5,509,934
	374,175	$3,766,612	1,012,672	$10,117,542
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,123,776	$39,711,961
Service Class	—	—	474,863	4,549,189
	—	$—	4,598,639	$44,261,150
Shares reacquired
Initial Class	(3,191,583)	$(32,371,516)	(6,304,637)	$(63,964,119)
Service Class	(384,153)	(3,855,229)	(902,775)	(9,106,611)
	(3,575,736)	$(36,226,745)	(7,207,412)	$(73,070,730)

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Net change
Initial Class	(3,003,085)	$(30,463,157)	(1,720,841)	$(19,644,550)
Service Class	(198,476)	(1,996,976)	124,740	952,512
	(3,201,561)	$(32,460,133)	(1,596,101)	$(18,692,038)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 41%, 14%, and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $615 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,911,676	55,163,564	(55,892,335)	3,182,905

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,197	$3,182,905

16

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2015

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VMA-SEM

MFS® MODERATE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	12.1%
MFS Government Securities Portfolio	10.1%
MFS Growth Series	9.0%
MFS Value Series	8.9%
MFS Research Series	8.0%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	6.9%
MFS Research International Portfolio	6.9%
MFS Inflation-Adjusted Bond Portfolio	5.1%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS Limited Maturity Portfolio	4.1%
MFS International Value Portfolio	3.0%
MFS International Growth Portfolio	2.9%
MFS Global Real Estate Portfolio	2.9%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.02%	$1,000.00	$1,021.74	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,020.27	$1.35
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class	9,990,924	$100,308,876
MFS Global Real Estate Portfolio – Initial Class	4,301,649	59,061,647
MFS Government Securities Portfolio – Initial Class	15,723,799	204,723,866
MFS Growth Series – Initial Class	4,390,759	181,074,899
MFS High Yield Portfolio – Initial Class	16,237,948	101,649,553
MFS Inflation-Adjusted Bond Portfolio – Initial Class	10,056,251	102,171,509
MFS International Growth Portfolio – Initial Class	4,241,667	59,595,427
MFS International Value Portfolio – Initial Class	2,595,795	59,807,123
MFS Limited Maturity Portfolio – Initial Class	7,951,347	81,739,844
MFS Mid Cap Growth Series – Initial Class	15,069,668	140,901,395
MFS Mid Cap Value Portfolio – Initial Class	13,873,058	140,256,620
MFS New Discovery Series – Initial Class	1,695,339	30,261,797
MFS New Discovery Value Portfolio – Initial Class	2,677,859	30,045,578
MFS Research International Portfolio – Initial Class	8,908,286	138,969,266
MFS Research Series – Initial Class	5,399,914	160,971,441
MFS Total Return Bond Series – Initial Class	18,157,572	245,308,800
MFS Value Series – Initial Class	8,779,883	180,777,792

Total Underlying Affiliated Funds (Identified Cost, $1,749,492,455)		$2,017,625,433

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,283,615	$1,283,615

Total Investments (Identified Cost, $1,750,776,070)		$2,018,909,048

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,085,070

NET ASSETS – 100.0%		$2,019,994,118

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Underlying affiliated funds, at value (identified cost, $1,750,776,070)	$2,018,909,048
Receivables for investments sold	2,577,349
Other assets	8,235
Total assets		$2,021,494,632
Liabilities
Payable for fund shares reacquired	$1,388,626
Payable to affiliates
Administrator	96
Shareholder servicing costs	189
Distribution and/or service fees	27,702
Payable for independent Trustees’ compensation	20
Accrued expenses and other liabilities	83,881
Total liabilities		$1,500,514
Net assets		$2,019,994,118
Net assets consist of
Paid-in capital	$1,615,179,151
Unrealized appreciation (depreciation) on investments	268,132,978
Accumulated net realized gain (loss) on investments	64,529,447
Undistributed net investment income	72,152,542
Net assets		$2,019,994,118
Shares of beneficial interest outstanding		148,587,042

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$8,304,858	609,163	$13.63
Service Class	2,011,689,260	147,977,879	13.59

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net Investment loss
Dividends from underlying affiliated funds		$538
Expenses
Distribution and/or service fees	$2,596,626
Shareholder servicing costs	20,349
Administrative services fee	8,677
Independent Trustees’ compensation	21,481
Custodian fee	50,543
Shareholder communications	14,781
Audit and tax fees	18,782
Legal fees	8,438
Miscellaneous	20,108
Total expenses		$2,759,785
Net investment loss		$(2,759,247)
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments in underlying affiliated funds (identified cost basis)		$19,057,593
Change in unrealized appreciation (depreciation) on investments		$28,374,941
Net realized and unrealized gain (loss) on investments		$47,432,534
Change in net assets from operations		$44,673,287

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income (loss)	$(2,759,247)	$28,528,445
Net realized gain (loss) on investments	19,057,593	94,072,318
Net unrealized gain (loss) on investments	28,374,941	(13,362,580)
Change in net assets from operations	$44,673,287	$109,238,183
Distributions declared to shareholders
From net investment income	$—	$(29,243,091)
From net realized gain on investments	—	(25,586,026)
Total distributions declared to shareholders	$—	$(54,829,117)
Change in net assets from fund share transactions	$(153,886,706)	$(131,246,791)
Total change in net assets	$(109,213,419)	$(76,837,725)
Net assets
At beginning of period	2,129,207,537	2,206,045,262
At end of period (including undistributed net investment income of $72,152,542 and $74,911,789, respectively)	$2,019,994,118	$2,129,207,537

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.34		$13.02	$12.20	$11.60	$12.37	$11.21
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.21	$0.09	$0.31	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	0.29		0.48	1.88	0.92	(0.40)	1.15
Total from investment operations	$0.29		$0.69	$1.97	$1.23	$(0.20)	$1.35
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.35)	$(0.32)	$(0.17)	$(0.13)
From net realized gain on investments	—		(0.16)	(0.80)	(0.31)	(0.40)	(0.06)
Total distributions declared to shareholders	$—		$(0.37)	$(1.15)	$(0.63)	$(0.57)	$(0.19)
Net asset value, end of period (x)	$13.63		$13.34	$13.02	$12.20	$11.60	$12.37
Total return (%) (k)(r)(s)(x)	2.17	(n)	5.28	16.87	10.56	(1.56)	12.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.01	0.02	0.15	0.19	0.21
Expenses after expense reductions (f)(h)	N/A		0.01	0.02	N/A	N/A	0.20
Net investment income (loss) (l)	(0.02	)(a)	1.55	0.73	2.52	1.61	1.75
Portfolio turnover	0	(n)(u)	2	6	67	7	27
Net assets at end of period (000 omitted)	$8,305		$7,240	$6,124	$4,279	$3,150	$1,687

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$13.32		$13.00	$12.19	$11.58	$12.35	$11.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.17	$0.10	$0.19	$0.16	$0.15
Net realized and unrealized gain (loss) on investments	0.29		0.49	1.82	1.02	(0.39)	1.16
Total from investment operations	$0.27		$0.66	$1.92	$1.21	$(0.23)	$1.31
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.31)	$(0.29)	$(0.14)	$(0.10)
From net realized gain on investments	—		(0.16)	(0.80)	(0.31)	(0.40)	(0.06)
Total distributions declared to shareholders	$—		$(0.34)	$(1.11)	$(0.60)	$(0.54)	$(0.16)
Net asset value, end of period (x)	$13.59		$13.32	$13.00	$12.19	$11.58	$12.35
Total return (%) (k)(r)(s)(x)	2.03	(n)	5.04	16.51	10.39	(1.81)	11.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.26	0.27	0.40	0.44	0.46
Expenses after expense reductions (f)(h)	N/A		0.26	0.27	N/A	N/A	0.45
Net investment income (loss) (l)	(0.27	)(a)	1.29	0.76	1.55	1.32	1.30
Portfolio turnover	0	(n)(u)	2	6	67	7	27
Net assets at end of period (000 omitted)	$2,011,689		$2,121,968	$2,199,921	$1,986,278	$1,850,101	$1,444,241

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(u)	Portfolio turnover is less than 1%.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,018,909,048	$—	$—	$2,018,909,048

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended June 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$33,803,139
Long-term capital gains	21,025,978
Total distributions	$54,829,117

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$1,753,485,618
Gross appreciation	288,339,448
Gross depreciation	(22,916,018)
Net unrealized appreciation (depreciation)	$265,423,430

As of 12/31/14
Undistributed ordinary income	78,576,624
Undistributed long-term capital gain	44,516,568
Net unrealized appreciation (depreciation)	237,048,488

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$100,677	$—	$74,786
Service Class	—	29,142,414	—	25,511,240
Total	$—	$29,243,091	$—	$25,586,026

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $20,335, which equated to 0.0020% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $14.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0008% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $2,730 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of shares of underlying funds aggregated $1,108,412 and $158,165,647, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	88,725	$1,215,692	94,860	$1,233,854
Service Class	155,637	2,095,567	3,947,963	51,668,478
	244,362	$3,311,259	4,042,823	$52,902,332
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	13,173	$175,463
Service Class	—	—	4,106,210	54,653,654
	—	$—	4,119,383	$54,829,117
Shares reacquired
Initial Class	(22,354)	$(305,721)	(35,755)	$(468,928)
Service Class	(11,513,188)	(156,892,244)	(17,975,771)	(238,509,312)
	(11,535,542)	$(157,197,965)	(18,011,526)	$(238,978,240)
Net change
Initial Class	66,371	$909,971	72,278	$940,389
Service Class	(11,357,551)	(154,796,677)	(9,921,598)	(132,187,180)
	(11,291,180)	$(153,886,706)	(9,849,320)	$(131,246,791)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $3,624 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	10,000,800	13,589	(23,465)	9,990,924
MFS Global Real Estate Portfolio	4,569,387	2,748	(270,486)	4,301,649
MFS Government Securities Portfolio	16,478,830	9,289	(764,320)	15,723,799
MFS Growth Series	4,840,128	—	(449,369)	4,390,759
MFS High Yield Portfolio	17,387,298	—	(1,149,350)	16,237,948
MFS Inflation-Adjusted Bond Portfolio	10,249,517	11,758	(205,024)	10,056,251
MFS Institutional Money Market Portfolio	888,569	44,834,037	(44,438,991)	1,283,615
MFS International Growth Portfolio	4,672,941	8,812	(440,086)	4,241,667

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS International Value Portfolio	2,929,229	1,905	(335,339)	2,595,795
MFS Limited Maturity Portfolio	8,346,898	2,675	(398,226)	7,951,347
MFS Mid Cap Growth Series	17,155,908	—	(2,086,240)	15,069,668
MFS Mid Cap Value Portfolio	15,344,494	897	(1,472,333)	13,873,058
MFS New Discovery Series	1,963,668	523	(268,852)	1,695,339
MFS New Discovery Value Portfolio	3,012,679	385	(335,205)	2,677,859
MFS Research International Portfolio	9,749,083	25,946	(866,743)	8,908,286
MFS Research Series	5,876,352	542	(476,980)	5,399,914
MFS Total Return Bond Series	19,073,468	7,500	(923,396)	18,157,572
MFS Value Series	9,470,352	34	(690,503)	8,779,883

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(13,402)	$—	$—	$100,308,876
MFS Global Real Estate Portfolio	725,870	—	—	59,061,647
MFS Government Securities Portfolio	(294,108)	—	—	204,723,866
MFS Growth Series	5,026,208	—	—	181,074,899
MFS High Yield Portfolio	(171,909)	—	—	101,649,553
MFS Inflation-Adjusted Bond Portfolio	(170,628)	—	—	102,171,509
MFS Institutional Money Market Portfolio	—	—	538	1,283,615
MFS International Growth Portfolio	122,625	—	—	59,595,427
MFS International Value Portfolio	2,115,887	—	—	59,807,123
MFS Limited Maturity Portfolio	(21,209)	—	—	81,739,844
MFS Mid Cap Growth Series	3,840,246	—	—	140,901,395
MFS Mid Cap Value Portfolio	1,111,035	—	—	140,256,620
MFS New Discovery Series	(92,076)	—	—	30,261,797
MFS New Discovery Value Portfolio	164,470	—	—	30,045,578
MFS Research International Portfolio	1,700,429	—	—	138,969,266
MFS Research Series	2,039,166	—	—	160,971,441
MFS Total Return Bond Series	(425,554)	—	—	245,308,800
MFS Value Series	3,400,543	—	—	180,777,792
	$19,057,593	$—	$538	$2,018,909,048

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MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2015

MFS® NEW DISCOVERY

VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VDV-SEM

MFS® NEW DISCOVERY VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE CHAIRMAN

Dear Contract Owners:

The U.S. economy stumbled slightly in the first quarter of 2015, held back by a strong dollar, weak overseas demand and harsh winter weather that hurt domestic consumption. However, growth resumed in the second quarter.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions, China’s economic growth rate has continued to decelerate to multidecade lows, and Chinese equity markets are beginning to show signs of strain.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

August 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
PrivateBancorp, Inc.	2.2%
Everest Re Group Ltd.	2.0%
Resources Connection, Inc.	1.8%
Huntington Bancshares, Inc.	1.8%
Teleflex, Inc.	1.8%
NASDAQ OMX Group, Inc.	1.8%
NICE Systems Ltd., ADR	1.8%
Allied World Assurance Co.	1.7%
Brookline Bancorp, Inc.	1.6%
Global Payments, Inc.	1.5%

Equity sectors
Financial Services	33.1%
Industrial Goods & Services	11.2%
Technology	8.7%
Special Products & Services	8.4%
Health Care	7.8%
Basic Materials	5.2%
Retailing	4.8%
Energy	4.3%
Autos & Housing	3.8%
Transportation	3.7%
Leisure	3.5%
Utilities & Communications	2.8%
Consumer Staples	1.5%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 6/30/15.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2015 through June 30, 2015

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/15	Ending Account Value 6/30/15	Expenses Paid During Period (p) 1/01/15-6/30/15
Initial Class	Actual	0.88%	$1,000.00	$1,044.69	$4.46
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,043.07	$5.72
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Apparel Manufacturers – 0.5%
Sequential Brands Group, Inc. (a)	20,875	$319,179

Automotive – 1.2%
Fenix Parts, Inc. (a)	74,482	$746,310

Broadcasting – 0.8%
Stroer Out-of-Home Media AG (a)	9,894	$462,170

Brokerage & Asset Managers – 1.8%
NASDAQ OMX Group, Inc.	22,049	$1,076,212

Business Services – 5.6%
Forrester Research, Inc.	17,389	$626,352
Global Payments, Inc.	9,041	935,291
RE/MAX Holdings, Inc., “A”	14,765	524,305
Resources Connection, Inc.	68,534	1,102,712
Univar, Inc. (a)	8,050	209,542

		$3,398,202

Computer Software – 0.2%
Rovi Corp. (a)	9,471	$151,062

Computer Software – Systems – 4.5%
Ingram Micro, Inc., “A” (a)	32,367	$810,146
Model N, Inc. (a)	39,539	470,909
NICE Systems Ltd., ADR	16,833	1,070,410
Sabre Corp.	17,003	404,671

		$2,756,136

Construction – 2.6%
Beacon Roofing Supply, Inc. (a)	17,762	$590,054
Interface, Inc.	25,728	644,486
Owens Corning	8,795	362,794

		$1,597,334

Consumer Products – 1.5%
Sensient Technologies Corp.	13,101	$895,322

Consumer Services – 2.8%
Capella Education Co.	9,428	$506,001
Carriage Services, Inc.	21,264	507,784
Grand Canyon Education, Inc. (a)	7,371	312,530
Servicemaster Global Holdings, Inc. (a)	11,388	411,904

		$1,738,219

Containers – 1.8%
Graphic Packaging Holding Co.	34,871	$485,753
Greif, Inc., “A”	16,481	590,844

		$1,076,597

Electrical Equipment – 3.2%
Advanced Drainage Systems, Inc.	15,892	$466,112
MSC Industrial Direct Co., Inc., “A”	9,589	669,025
TriMas Corp. (a)	26,736	791,386

		$1,926,523

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.3%
Lattice Semiconductor Corp. (a)	57,170	$336,731
Plexus Corp. (a)	15,757	691,417
Ultratech, Inc. (a)	21,192	393,324

		$1,421,472

Energy – Independent – 1.6%
Energen Corp.	5,351	$365,473
Memorial Resource Development Corp. (a)	15,468	293,428
SM Energy Co.	6,490	299,319

		$958,220

Entertainment – 1.2%
Cinemark Holdings, Inc.	7,647	$307,180
International Speedway Corp.	10,966	402,123

		$709,303

Health Maintenance Organizations – 0.8%
Molina Healthcare, Inc. (a)	7,087	$498,216

Insurance – 8.7%
Allied World Assurance Co.	24,381	$1,053,747
Aspen Insurance Holdings Ltd.	10,899	522,062
Everest Re Group Ltd.	6,596	1,200,538
Hanover Insurance Group, Inc.	9,929	735,044
Safety Insurance Group, Inc.	8,927	515,177
Stewart Information Services Corp.	15,929	633,974
Third Point Reinsurance Ltd. (a)	43,528	642,038

		$5,302,580

Leisure & Toys – 1.0%
Brunswick Corp.	6,412	$326,114
Callaway Golf Co.	33,372	298,346

		$624,460

Machinery & Tools – 6.5%
Allison Transmission Holdings, Inc.	20,911	$611,856
Columbus McKinnon Corp.	18,615	465,375
Douglas Dynamics, Inc.	14,140	303,727
Herman Miller, Inc.	23,696	685,525
Joy Global, Inc.	8,374	303,139
Kennametal, Inc.	15,172	517,669
Oshkosh Corp.	6,369	269,918
Regal Beloit Corp.	11,042	801,539

		$3,958,748

Major Banks – 1.8%
Huntington Bancshares, Inc.	95,860	$1,084,177

Medical & Health Technology & Services – 3.3%
Cross Country Healthcare, Inc. (a)	58,311	$739,383
MedAssets, Inc. (a)	22,501	496,372
MEDNAX, Inc. (a)	10,933	810,245

		$2,046,000

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 2.9%
Masimo Corp. (a)	17,953	$695,499
Teleflex, Inc.	7,967	1,079,130

		$1,774,629

Metals & Mining – 1.4%
Globe Specialty Metals, Inc.	24,098	$426,535
Iluka Resources Ltd.	71,516	423,768

		$850,303

Natural Gas – Distribution – 0.7%
AGL Resources, Inc.	9,011	$419,552

Network & Telecom – 1.6%
Ixia (a)	56,002	$696,665
Polycom, Inc. (a)	26,447	302,554

		$999,219

Oil Services – 2.7%
Forum Energy Technologies, Inc. (a)	26,440	$536,203
Frank’s International N.V.	26,261	494,757
Tesco Corp.	57,331	624,908

		$1,655,868

Other Banks & Diversified Financials – 13.8%
Berkshire Hills Bancorp, Inc.	20,283	$577,660
Brookline Bancorp, Inc.	86,359	974,993
CAI International, Inc. (a)	28,702	590,974
Cathay General Bancorp, Inc.	28,789	934,203
First Interstate BancSystem, Inc.	21,974	609,559
PrivateBancorp, Inc.	34,414	1,370,365
Regional Management Corp. (a)	16,770	299,512
Sandy Spring Bancorp, Inc.	23,655	661,867
TCF Financial Corp.	54,263	901,308
Texas Capital Bancshares, Inc. (a)	13,753	855,987
Wintrust Financial Corp.	11,794	629,564

		$8,405,992

Pharmaceuticals – 0.7%
Genomma Lab Internacional S.A., “B” (a)	428,921	$427,079

Pollution Control – 1.5%
Progressive Waste Solutions Ltd.	34,632	$929,869

Printing & Publishing – 0.5%
Multi-Color Corp.	4,960	$316,845

Railroad & Shipping – 2.3%
Diana Shipping, Inc. (a)	92,911	$655,023
Kirby Corp. (a)	6,849	525,044
StealthGas, Inc. (a)	37,163	250,850

		$1,430,917

Real Estate – 7.1%
BioMed Realty Trust, Inc., REIT	29,986	$579,929
Corporate Office Properties Trust, REIT	24,973	587,864
EPR Properties, REIT	16,707	915,209
Hatteras Financial Corp., REIT	33,549	546,849
Medical Properties Trust, Inc., REIT	60,084	787,701
Select Income, REIT	29,946	618,085

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Store Capital Corp., REIT	15,796	$317,500

		$4,353,137

Specialty Chemicals – 2.1%
Amira Nature Foods Ltd. (a)(l)	15,920	$182,921
Ferro Corp. (a)	24,343	408,476
H.B. Fuller Co.	10,336	419,848
Kronos Worldwide, Inc.	24,214	265,385

		$1,276,630

Specialty Stores – 4.3%
American Eagle Outfitters, Inc.	18,281	$314,799
Burlington Stores, Inc. (a)	5,483	280,730
Citi Trends, Inc. (a)	16,503	399,373
Gordmans Stores, Inc. (a)	69,682	427,151
Kirkland’s, Inc.	15,265	425,436
Rent-A-Center, Inc.	13,594	385,390
Tuesday Morning Corp. (a)	34,078	383,889

		$2,616,768

Trucking – 1.3%
Marten Transport Ltd.	20,720	$449,624
UTi Worldwide, Inc. (a)	35,733	356,973

		$806,597

Utilities – Electric Power – 2.2%
El Paso Electric Co.	18,423	$638,541
Great Plains Energy, Inc.	28,354	685,033

		$1,323,574

Total Common Stocks (Identified Cost, $48,052,094)		$60,333,421

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	943,828	$943,828

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.19%, at Cost and Net Asset Value (j)	122,487	$122,487

Total Investments (Identified Cost, $49,118,409)		$61,399,736

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(308,037)

NET ASSETS – 100.0%		$61,091,699

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/15
Assets
Investments
Non-affiliated issuers, at value (identified cost, $48,174,581)	$60,455,908
Underlying affiliated funds, at cost and value	943,828
Total investments, at value, including $122,380 of securities on loan (identified cost, $49,118,409)	$61,399,736
Receivables for
Investments sold	337,594
Fund shares sold	36
Interest and dividends	95,583
Receivable from investment adviser	8,947
Other assets	449
Total assets		$61,842,345
Liabilities
Payables for
Investments purchased	$526,140
Fund shares reacquired	63,836
Collateral for securities loaned, at value	122,487
Payable to affiliates
Shareholder servicing costs	14
Distribution and/or service fees	132
Payable for independent Trustees’ compensation	75
Accrued expenses and other liabilities	37,962
Total liabilities		$750,646
Net assets		$61,091,699
Net assets consist of
Paid-in capital	$41,512,900
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,281,294
Accumulated net realized gain (loss) on investments and foreign currency	6,667,875
Undistributed net investment income	629,630
Net assets		$61,091,699
Shares of beneficial interest outstanding		5,450,448

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$51,605,081	4,598,843	$11.22
Service Class	9,486,618	851,605	11.14

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/15
Net investment income
Income
Dividends	$569,221
Interest	11,862
Dividends from underlying affiliated funds	472
Foreign taxes withheld	(4,352)
Total investment income		$577,203
Expenses
Management fee	$285,554
Distribution and/or service fees	12,356
Shareholder servicing costs	1,515
Administrative services fee	9,776
Independent Trustees’ compensation	1,388
Custodian fee	14,707
Shareholder communications	2,964
Audit and tax fees	25,572
Legal fees	253
Miscellaneous	4,900
Total expenses		$358,985
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(67,113)
Net expenses		$291,871
Net investment income		$285,332
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$2,084,876
Foreign currency	(1,068)
Net realized gain (loss) on investments and foreign currency		$2,083,808
Change in unrealized appreciation (depreciation)
Investments	$490,701
Translation of assets and liabilities in foreign currencies	31
Net unrealized gain (loss) on investments and foreign currency translation		$490,732
Net realized and unrealized gain (loss) on investments and foreign currency		$2,574,540
Change in net assets from operations		$2,859,872

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/15 (unaudited )	Year ended 12/31/14
Change in net assets
From operations
Net investment income	$285,332	$346,133
Net realized gain (loss) on investments and foreign currency	2,083,808	4,919,286
Net unrealized gain (loss) on investments and foreign currency translation	490,732	(2,936,395)
Change in net assets from operations	$2,859,872	$2,329,024
Distributions declared to shareholders
From net investment income	$—	$(331,977)
From net realized gain on investments	—	(9,423,538)
Total distributions declared to shareholders	$—	$(9,755,515)
Change in net assets from fund share transactions	$(6,990,468)	$3,528,701
Total change in net assets	$(4,130,596)	$(3,897,790)
Net assets
At beginning of period	65,222,295	69,120,085
At end of period (including undistributed net investment income of $629,630 and $344,298, respectively)	$61,091,699	$65,222,295

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.74		$12.12	$8.85	$8.33	$11.18	$10.08
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.06	$0.06	$0.11	$0.04	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		0.35	3.44	0.72	(0.88)	1.93
Total from investment operations	$0.48		$0.41	$3.50	$0.83	$(0.84)	$2.00
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.12)	$(0.01)	$(0.07)	$—
From net realized gain on investments	—		(1.72)	(0.11)	(0.30)	(1.94)	(0.90)
Total distributions declared to shareholders	$—		$(1.79)	$(0.23)	$(0.31)	$(2.01)	$(0.90)
Net asset value, end of period (x)	$11.22		$10.74	$12.12	$8.85	$8.33	$11.18
Total return (%) (k)(r)(s)(x)	4.47	(n)	3.44	39.94	9.90	(6.32)	21.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.10	1.06	1.13	1.24	1.41
Expenses after expense reductions (f)	0.88	(a)	0.98	1.05	N/A	1.15	1.15
Net investment income	0.94	(a)	0.56	0.55	1.23	0.36	0.68
Portfolio turnover	22	(n)	49	55	146	50	139
Net assets at end of period (000 omitted)	$51,605		$54,917	$57,686	$52,375	$43,958	$48,782

Service Class	Six months ended 6/30/15		Years ended 12/31
			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$10.68		$12.06	$8.80	$8.30	$11.14	$10.07
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.03	$0.03	$0.08	$0.01	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		0.34	3.43	0.72	(0.86)	1.92
Total from investment operations	$0.46		$0.37	$3.46	$0.80	$(0.85)	$1.97
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.09)	$—	$(0.05)	$—
From net realized gain on investments	—		(1.72)	(0.11)	(0.30)	(1.94)	(0.90)
Total distributions declared to shareholders	$—		$(1.75)	$(0.20)	$(0.30)	$(1.99)	$(0.90)
Net asset value, end of period (x)	$11.14		$10.68	$12.06	$8.80	$8.30	$11.14
Total return (%) (k)(r)(s)(x)	4.31	(n)	3.19	39.68	9.60	(6.50)	21.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.35	1.31	1.38	1.48	1.67
Expenses after expense reductions (f)	1.13	(a)	1.23	1.30	N/A	1.40	1.40
Net investment income	0.68	(a)	0.30	0.29	0.91	0.12	0.47
Portfolio turnover	22	(n)	49	55	146	50	139
Net assets at end of period (000 omitted)	$9,487		$10,305	$11,434	$11,816	$11,847	$12,293

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$60,333,421	$—	$—	$60,333,421
Mutual Funds	1,066,315	—	—	1,066,315
Total Investments	$61,399,736	$—	$—	$61,399,736

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $885,939 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $122,380 and a related liability of $122,487 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended June 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/14
Ordinary income (including any short-term capital gains)	$8,638,871
Long-term capital gains	1,116,644
Total distributions	$9,755,515

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/15
Cost of investments	$49,547,692
Gross appreciation	13,453,288
Gross depreciation	(1,601,244)
Net unrealized appreciation (depreciation)	$11,852,044

As of 12/31/14
Undistributed ordinary income	648,529
Undistributed long-term capital gain	4,709,119
Other temporary differences	(64)
Net unrealized appreciation (depreciation)	11,361,343

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/15	Year ended 12/31/14	Six months ended 6/30/15	Year ended 12/31/14
Initial Class	$—	$302,310	$—	$7,926,867
Service Class	—	29,667	—	1,496,671
Total	$—	$331,977	$—	$9,423,538

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $250 million of average daily net assets	0.90%
Average daily net assets in excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2015, this management fee reduction amounted to $2,106, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2017. For the six months ended June 30, 2015, this reduction amounted to $65,007, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2015, the fee was $1,491, which equated to 0.0047% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2015, these costs amounted to $24.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2015 was equivalent to an annual effective rate of 0.0308% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

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MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2015, the fee paid by the fund under this agreement was $83 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $13,456,900 and $20,716,206, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/15		Year ended 12/31/14
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	45,056	$492,841	235,293	$2,729,779
Service Class	6,653	73,535	94,960	1,080,146
	51,709	$566,376	330,253	$3,809,925
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	771,244	$8,229,177
Service Class	—	—	143,858	1,526,338
	—	$—	915,102	$9,755,515
Shares reacquired
Initial Class	(558,791)	$(6,237,022)	(652,644)	$(7,509,781)
Service Class	(120,211)	(1,319,822)	(221,933)	(2,526,958)
	(679,002)	$(7,556,844)	(874,577)	$(10,036,739)
Net change
Initial Class	(513,735)	$(5,744,181)	353,893	$3,449,175
Service Class	(113,558)	(1,246,287)	16,885	79,526
	(627,293)	$(6,990,468)	370,778	$3,528,701

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 49%, 17%, and 12%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2015, the fund’s commitment fee and interest expense were $111 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	432,375	9,125,742	(8,614,289)	943,828

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$472	$943,828

16

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 14, 2015

*	Print name and title of each signing officer under his or her signature.